N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]


                          N/I NUMERIC INVESTORS (LOGO)
                                [GRAPHIC OMITTED]
                                 Micro Cap Fund

                          N/I NUMERIC INVESTORS (LOGO)
                                [GRAPHIC OMITTED]
                                   Growth Fund

                          N/I NUMERIC INVESTORS (LOGO)
                                [GRAPHIC OMITTED]
                               Growth & Value Fund

                          N/I NUMERIC INVESTORS (LOGO)
                                [GRAPHIC OMITTED]
                              Larger Cap Value Fund

                          N/I NUMERIC INVESTORS (LOGO)
                                [GRAPHIC OMITTED]
                              Small Cap Value Fund

                                  Annual Report
                                 August 31, 1999

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND
                                ADVISER'S REPORT

October 25, 1999

Dear Fellow Shareholder:

As your Funds' adviser, we are pleased to report the annual results for the N/I NUMERIC INVESTORS FAMILY OF FUNDS (the "Funds") for the fiscal year ended August 31, 1999.

In addition to discussing our Funds' returns and recent market conditions, we have chosen to begin this report with a special section describing how we at Numeric Investors L.P.(REGISTRATION MARK) ("Numeric") are attempting to better align the relationship between the fund family and its shareholders. Related to this, you will have already received a proxy asking you to vote on a proposed change to the Investment Advisory Agreement. If this change is approved, the contractual Investment Advisory Fee paid to Numeric will be lower than the current advisory fee if we fail to beat each of our benchmarks by at least 3% per year, but will be higher if we succeed. This shift to a "Fulcrum Fee" arrangement is one step of several (described below) that we are undertaking to better align the interests of our shareholders and the management of the N/I NUMERIC INVESTORS FAMILY OF FUNDS.

A MORE THOUGHTFUL RELATIONSHIP BETWEEN YOUR FUND AND ITS SHAREHOLDERS

Numeric has been giving careful thought to the relationship that should exist between the N/I NUMERIC INVESTORS FAMILY OF FUNDS and its shareholders. We have decided to formalize this shareholder-friendly relationship with the expectation that thoughtful investors will appreciate the advantages of such a relationship. It is precisely these thoughtful investors who we hope will become loyal and long-lasting shareholders of the Funds. For Numeric, this relationship is less an initiative for change than an endorsement of our existing business practices, but with a few enhancements added.

(BULLET) First,  WE AT NUMERIC  BELIEVE  THAT A MUTUAL FUND SHOULD  CONSISTENTLY
         PURSUE ITS STATED INVESTMENT OBJECTIVES AND REMAIN TRUE TO ITS "STYLE". Numeric's quantitative processes lend themselves to such discipline because the models and the investment process are consistent through time, because we select stocks narrowly from the appropriate universe for each fund, and because we are always fully invested. This means that the Funds always will provide exposure to the target market segment you are seeking. It also means that your Fund's returns should not be compared to the return of the S&P 500 Index, because that is not the market segment within which any of the Funds invest.

(BULLET) Second, Numeric BELIEVES THAT ACTIVELY MANAGED FUNDS MUST DO EVERYTHING
         WITHIN THEIR POWER AND AUTHORITY TO GENERATE EXCESS RETURNS ABOVE THE AVERAGE RETURN OF THE UNIVERSE IN WHICH YOU ARE INVESTING. We are well aware that passive or index-fund alternatives exist and that such alternatives always have lower management fees and often generate returns superior to many actively managed funds. Whereas Numeric is committed to doing everything that we can to generate excess returns for our shareholders, we want you to recognize that we cannot add value in all markets and at all times. Thus, there will be periods of time when the Funds fail to add value.

(BULLET) Third,  Numeric MUST IDENTIFY THE APPROPRIATE  BENCHMARK INDEX FOR EACH
         STRATEGY, AND ATTEMPT TO CONTROL PORTFOLIO RISK RELATIVE TO THIS BENCHMARK. Each Fund's benchmark is identified later in this report and you can see how each Fund's portfolio structure hews closely to the benchmark's structure. Again, this reemphasizes that the S&P 500 Index will not be the appropriate comparison for your fund's returns.

(BULLET) Fourth,  Numeric  MUST FOCUS ITS  RESOURCES ON THE  INVESTMENT  PROCESS
         THROUGH QUANTITATIVE RESEARCH, DISCIPLINED PORTFOLIO MANAGEMENT, AND COST-EFFECTIVE TRADING. Of the forty people employed at Numeric, twenty-two are directly involved in the investment process.

(BULLET) Fifth,  Numeric  INTENDS TO LIMIT THE ASSETS UNDER  MANAGEMENT  IN EACH
         FUND TO A LEVEL THAT PERMITS US TO TRADE THE STRATEGIES WITHOUT INCURRING SUCH LARGE TRANSACTION COSTS THAT THEY CONSUME THE VALUE OF THE INVESTMENT INSIGHT. A growing body of research indicates that successful mutual funds often take on so many assets that they can no longer remain true to their investment style, nor can they trade their positions cost effectively. The result is their ability to add value is diminished or eliminated, precisely because they have been so successful previously that they have attracted more assets than they can manage. Numeric remains committed to closing your Funds at modest asset levels to preserve our ability to add value for shareholders.

(BULLET) SIXTH,  WE DO NOT BELIEVE  THAT THE COST  STRUCTURE OF THE FUNDS SHOULD
         CONTAIN ANY DISTRIBUTION FEES OR LOADS. Such fees or loads are permitted by the SEC to help a fund grow its assets to a critical mass, but based on our current asset-level objectives being so modest such fees seem inappropriate. The N/I NUMERIC INVESTORS FAMILY OF FUNDS offers only pure no-load funds to its investors, thus assuring that shareholder returns are not diminished for the cost of growing the Funds, especially given that such growth is not in the shareholders long-term interest.

(BULLET) Seventh,  Numeric WILL ACTIVELY  DISCOURAGE  SHORT-TERM  INVESTORS FROM
         INVESTING IN THE FUNDS because their trading in and out of the Funds adds to transaction costs and diminishing returns for all of us. In addition, the Funds have such limited capacity that we do not want investors who are not committed for the long term. Because the Funds have no loads and provide disciplined exposures to certain market segments, the Funds may be attractive as a short-term investment to the market-timer who believes that a particular market segment is poised to outperform the broad market. However, we endeavor to add value over the LONG-TERM by remaining true to our quantitative investment process. This process does not pay off in all markets but we believe that our objective of adding value over longer market cycles is reasonable. We want to attract investors who will remain with us through these cycles. Accordingly, effective December 1, 1999, we are implementing a redemption fee of 1%, payable into the Fund (to you, the remaining shareholder, and not to Numeric) for any shareholder who redeems their investment in the Fund within six months of first investing.

(BULLET) Eighth, Numeric HAS PROPOSED A CHANGE IN OUR ADVISORY AGREEMENT WHEREBY
         NUMERIC'S ADVISORY FEE WILL VARY AS A FUNCTION OF HOW MUCH ADDED VALUE WE GENERATE FOR OUR SHAREHOLDERS. If we fail to at least match the return of the benchmark, our advisory fee will be 0.35% per year, or less than half of its present level of 0.75% per year. If we match the return of the benchmark or exceed it by up to 0.99%, our fee increases to 0.45%. Our fees will increase by 0.1% for every 1% return we generate for our shareholders above the return of the benchmark. This means that our advisory fee will be equal to the current flat fee of 0.75% if the funds beat the return of their benchmarks by at least 3% but less than 4%. If we exceed the return of a Fund's benchmark by 9% or more over any year, the advisory fee is capped at a maximum of 1.35%. We have proposed such a performance-sharing arrangement because we believe it aligns the interests of the shareholders and our firm. The more dollars of excess return we can generate for our shareholders, the more we are paid. And if we fail to generate positive excess returns over a period (as we almost certainly will at times), then our fees could possibly decline to the minimum level of 0.35%. In addition, as discussed in the proxy statement, if the proposal is approved, Numeric will undertake to limit other normal fund operating expenses (other than the advisory fee) to no more than 0.50% per year. If necessary, Numeric will waive our advisory fee and/or reimburse fund operating expenses to ensure such expenses do not exceed the voluntary limitation. By now, you should have received a proxy asking you to vote on this matter prior to a special meeting of shareholders scheduled for November 22, 1999. WE URGE YOU TO RETURN YOUR PROXY CARD PROMPTLY.

FUNDS' RETURNS FOR THE FISCAL YEAR ENDED AUGUST 31, 1999

All four of the Funds that have been in existence for at least one year generated strong positive absolute returns during the fiscal year ended August 31, 1999. These returns are displayed in Table 1 below. Detailed performance data for each Fund can be found in the "Financial Highlights" and the line graph sections of this report.

             TABLE 1: 12-MONTH FUND RETURNS THROUGH AUGUST 31, 1999

                              FUND                  RETURN
                      ---------------------         -------
                      Micro Cap Fund                +56.09%
                      Growth Fund                   +52.80%
                      Growth & Value Fund           +41.61%
                      Larger Cap Value Fund         +26.01%
                      Small Cap Value Fund           +7.17%**

          ** Nine months from November 30, 1998 through August 31, 1999

The N/I NUMERIC INVESTORS FAMILY OF FUNDS are managed to provide exposure to distinct domains of the stock market, delineated by capitalization and growth / value exposures. Each Fund buys stocks from within these domains and remains near fully invested under normal market conditions in such stocks. Thus, the Funds do not allow cash to build up to `time the market', and they contain stocks that are consistent with each Fund's stated investment style.


For the most part, the domains of the Funds are distinct from the S&P 500 Index, thus making the S&P 500 Index an inappropriate benchmark for the Funds. As of the August 31, the fifty largest companies in the S&P 500 comprised 57.4% of the Index's capitalization weight. Thus more than half of the returns of the S&P 500 Index are now determined by the returns of fifty very large companies that are predominantly "growth stocks". These very large growth stocks are not appropriate investments for most of the Funds, so comparing the Funds' returns to the S&P 500 Index is "comparing apples and oranges".

           TABLE 2: 12-MONTH BENCHMARK RETURNS THROUGH AUGUST 31, 1999

                FUND                BENCHMARK INDEX        BENCHMARK RETURN
      ---------------------       -------------------      ----------------
      Micro Cap Fund              Russell 2000 Growth           +43.31%
      Growth Fund                 Russell 2500 Growth           +51.03%
      Growth & Value Fund           S&P MidCap 400              +41.58%
      Larger Cap Value Fund       Russell 1000 Value            +30.08%
      Small Cap Value Fund        Russell 2000 Value            + 1.65%**

          **Nine months from November 30, 1998 through August 31, 1999

In lieu of the S&P 500 Index, we compare the performance of each of the Funds with industry-standard benchmarks that we believe best represent the return of each of our investable market domains. In this way, we can determine if we have been successful in adding value within the domain in which we are investing. The benchmark for each of the five Funds, and the 12-month return of each benchmark, is shown in Table 2 above.

As ACTIVE managers, it is our mission to strive to generate returns that are above the returns available from the appropriate domain of the market. Of course there can be no guarantee that we will be successful in our effort to `beat the market' and there have been periods in the past when we have lagged these benchmark indices. For the twelve months ended August 31, 1999, three of the four Funds that had been in existence for a full year were able to generate returns in excess of their respective benchmarks. In addition, the Small Cap Value Fund beat its benchmark during the nine months since its inception. Table 3 below compares the Funds' twelve-month returns with the returns of their benchmarks.

                     TABLE 3: FUND VERSUS BENCHMARK RETURNS

                   TWELVE OR NINE MONTHS ENDED AUGUST 31, 1999

                FUND            FUND RETURN    BENCHMARK RETURN    DIFFERENCE
       ---------------------    -----------    ----------------    ----------
       Micro Cap Fund             +56.09%          +43.31%           +12.78%
       Growth Fund                +52.80%          +51.03%            +1.77%
       Growth & Value Fund        +41.61%          +41.58%            +0.03%
       Larger Cap Value Fund      +26.01%          +30.08%            -4.07%
       Small Cap Value Fund        +7.17%**         +1.65%**          +5.52%

                   **Nine-month returns ended August 31, 1999

FUNDS' RETURNS FOR THE SIX MONTHS ENDED AUGUST 31, 1999

The Funds' returns for the most recent six months compare especially favorably with their benchmarks. We believe that the rebound in relative returns since last February demonstrates the strength and durability of our systematic and disciplined investment process.

                     TABLE 4: FUND VERSUS BENCHMARK RETURNS

                        SIX MONTHS ENDED AUGUST 31, 1999

                FUND            FUND RETURN    BENCHMARK RETURN    DIFFERENCE
       ---------------------    -----------    ----------------    ----------
       Micro Cap Fund             +18.31%          +10.85%           +7.46%
       Growth Fund                +22.35%          +17.16%           +5.19%
       Growth & Value Fund        +14.82%          +10.92%           +3.90%
       Larger Cap Value Fund       +6.42%           +6.16%           +0.26%
       Small Cap Value Fund       +14.21%           +8.73%           +5.48%

FUNDS' RETURNS SINCE INCEPTION

Four of the five Funds have been in existence for more than a year and three of these four have generated average annualized returns greater than their benchmarks' annualized returns. We are proud of these returns but again caution that past returns are not necessarily predictive of future results.

                   TABLE 5: ANNUALIZED RETURNS SINCE INCEPTION

                                 FUND     BENCHMARK   ANNUALIZED   INCEPTION
               FUND             RETURN     RETURN     DIFFERENCE     DATE
      ---------------------     ------    ---------   ----------   ---------
      Micro Cap Fund            +21.97%    +3.50%      +18.47%       6/03/96
      Growth Fund               +12.66%    +7.73%       +4.93%       6/03/96
      Growth & Value Fund       +20.90%   +17.96%       +2.94%       6/03/96
      Larger Cap Value Fund      +7.79%   +12.07%       -4.28%      12/09/97
      Small Cap Value Fund       +7.17**   +1.65%**     +5.52%**    11/30/98

                  ** Nine-month rates of return and difference

Because the Small Cap Value Fund has not been in existence for a full year yet, it is inappropriate to compare ANNUALIZED rates of return between the Fund and its benchmark. For the first nine months of the Small Cap Value Fund's existence, its return has exceeded the return of its benchmark by more than 5%.

THREE ORIGINAL N/I FUNDS RECEIVE MORNINGSTAR RATINGS*

The three original n/i funds that were launched on June 3, 1996 reached their third anniversary this year. Morningstar, the mutual fund evaluation service, follows these Funds. We were pleased that at September 30, 1999, Morningstar awarded the Micro Cap Fund five stars (their highest ranking) within its PEER GROUP CATEGORY, while the Growth & Value Fund was awarded four stars within its PEER GROUP CATEGORY and the Growth Fund was awarded three stars within its PEER GROUP CATEGORY. Morningstar is placing increasing emphasis on ranking funds within their appropriate peer groups so investors can better compare funds with like investment objectives. (Morningstar, Inc. is an independent fund performance monitor and its ratings may change monthly).

*The Morningstar Risk-Adjusted Rating brings both performance and risk together into one evaluation. To determine a fund's star rating for a given period (three, five, or 10 years), the fund's Morningstar Risk score is subtracted from its Morningstar Return score. The resulting number is plotted along a bell curve to determine the fund's rating for each time period. If the fund scores in the top 10% of its investment category (small cap growth, mid cap blend, large cap value, etc.), it receives 5 stars (Highest); if it falls in the next 22.5%, it receives 4 stars (Above Average); a place in the middle 35% earns it 3 stars (Neutral or Average); those in the next 22.5% receive 2 stars (Below Average); and the bottom 10% get 1 star (Lowest). The Category (peer group) Rating does not reflect any front-end or deferred loads. Other expenses are included. The star ratings are recalculated monthly. Past performance is not predictive of future performance.

MARKET AND ECONOMIC COMMENTARY

In our March 12, 1999 letter accompanying the Semi-Annual Report to Shareholders, we commented that the recent market environment through February 1999 had been highly unusual because large-cap growth stocks had so thoroughly dominated the market. This pattern had begun more than five years prior and reached a crescendo through 1998 and into the first quarter of 1999. In our prior report, we presented a chart similar to the one below that plotted returns by capitalization in 1998 and the first two months of 1999 for the 3000 stocks comprising the Russell 3000 Index.

               A VERY NARROW MARKET IN 1998 & AGAIN IN EARLY 1999
           CAP-WEIGHTED AVERAGE RETURNS OF EACH CAPITALIZATION STRATUM

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         1998          Jan & Feb 1999
Mega 50                   40%               1.3%
Larger 150                24%               2.6%
Mid-Large 300           13.0%              -3.4%
Mid-Cap 500              2.0%              -5.9%
Smaller 2000            .003%              -8.1%

SOURCE: FRANK RUSSELL COMPANY
                                        5

In the chart above, note that the largest 50 stocks (the "Mega 50") produced more than a 40% return in 1998, whereas the smaller 2000 stocks (ranked 1001 through 3000 in capitalization) produced essentially no return at all. Extending the time period through the difficult first two months of 1999, the chart shows that the smaller 2500 companies in the Russell 3000 produced negative returns over the fourteen months ending February 1999. This weak performance by smaller and midcap stocks stands in stark contrast to the excellent returns of widely followed large cap indices like the S&P 500, whose total return was almost 30% over this period. Given that internet stocks were also superb performers over this period and most internet stocks were found (at least initially) among the smaller 2000 companies of the Russell 3000 Index, the weakness in smaller companies would have been even more noticeable if the internet stocks had not been present.

Much of the market's remarkable large cap bias in 1998 and early 1999 was understandable, after the fact, given market and economic conditions. During 1998 and through March 1999, analysts lowered their earnings expectations for smaller and midcap companies far more severely than they cut estimates for the largest companies.

Compared to expectations at the beginning of 1998, actual earnings realized by the end of 1998 were 31% more disappointing among the smallest 2000 stocks than among the largest 50. Thus three-quarters of the 40% differential in 1998 returns between the largest 50 and the smaller 2000 stocks was economically justified by the more severe earnings disappointments of smaller stocks. We believe that the additional 10% spread in returns between the megacap 50 stocks and the broad market in 1998 was caused by a flight to quality in response to the scary market conditions during the summer and early fall of 1998. The falling market and the near gridlock of the financial markets in the summer and fall of 1998 caused investors to flee into the safest, most liquid (i.e. largest) companies and the highest quality debt instruments.

Once the crisis had passed however, this quality premium should have dissipated, thus allowing the smaller, slower growing stocks to partially catch up with the largest, safest companies. The quality premium did not begin to dissipate as soon as the crisis was over however. Instead, we believe momentum investors chased the hot-performing internet stocks and jumped into S&P 500 Index funds through the first quarter of 1999. We believe the shift of retail and institutional assets into index funds caused buying pressure in the index constituents and selling pressure elsewhere in the market as other portfolios and mutual funds were liquidated.


                        COMPARISON OF FORECAST P/E RATIOS
       Russell Top 200 Index Vs Russell Midcap Index (Through August 1999)

                        Price-to-Forecast Earnings Ratio

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  MidCap        Top 200
12/78              6.8            8.1
1/79               6.9            8.1
2/79               7.1            8.1
3/79               7.2            8.1
4/79               7.2            7.9
5/79               7.1            7.8
6/79               7.1            7.6
7/79               7.2            7.7
8/79               7.3            7.7
9/79               7.4            7.8
10/79              7.4            7.7
11/79              7.3            7.7
12/79              7.3            7.6
1/80               6.9            7.4
2/80               6.6            7.2
3/80               6.2              7
4/80               6.6            7.1
5/80                 7            7.3
6/80               7.4            7.4
7/80               7.6            7.6
8/80               7.8            7.8
9/80                 8              8
10/80                8            8.3
11/80                8            8.5
12/80                8            8.8
1/81               8.1            8.5
2/81               8.3            8.2
3/81               8.4            7.9
4/81               8.4            7.9
5/81               8.4            7.8
6/81               8.4            7.8
7/81               7.8            7.3
8/81               7.3            6.9
9/81               6.7            6.4
10/81                7            6.6
11/81              7.2            6.9
12/81              7.5            7.1
1/82               7.2            6.9
2/82               6.9            6.7
3/82               6.6            6.5
4/82               6.7            6.6
5/82               6.7            6.8
6/82               6.8            6.9
7/82               7.1            7.1
8/82               7.4            7.3
9/82               7.7            7.5
10/82              8.3              8
11/82                9            8.6
12/82              9.6            9.1
1/83               9.8            9.2
2/83               9.9            9.3
3/83              10.1            9.4
4/83              10.6            9.8
5/83              11.2           10.2
6/83              11.7           10.6
7/83              11.4           10.3
8/83              11.2             10
9/83              10.9            9.7
10/83             10.8            9.7
11/83             10.6            9.6
12/83             10.5            9.6
1/84                10            9.3
2/84               9.5            8.9
3/84                 9            8.6
4/84               8.9            8.5
5/84               8.9            8.4
6/84               8.8            8.3
7/84               8.9            8.3
8/84               8.9            8.4
9/84                 9            8.4
10/84              9.1            8.5
11/84              9.3            8.7
12/84              9.4            8.8
1/85               9.5              9
2/85               9.6            9.1
3/85               9.7            9.3
4/85              10.1            9.6
5/85              10.6             10
6/85                11           10.3
7/85              10.7             10
8/85              10.3            9.8
9/85                10            9.5
10/85             10.6             10
11/85             11.2           10.5
12/85             11.8             11
1/86              12.2           11.4
2/86              12.6           11.7
3/86                13           12.1
4/86              13.3           12.5
5/86              13.6           12.8
6/86              13.9           13.2
7/86              13.4           12.7
8/86                13           12.2
9/86              12.5           11.7
10/86             12.6             12
11/86             12.6           12.3
12/86             12.7           12.6
1/87              13.1           13.3
2/87                14           13.8
3/87              14.2           14.2
4/87              13.6           13.9
5/87              13.5           13.5
6/87              13.7           14.8
7/87              13.8           14.6
8/87              14.3             15
9/87                14           14.6
10/87             10.4           11.6
11/87              9.8           10.7
12/87             10.7           11.4
1/88              10.2           11.1
2/88              10.9           11.5
3/88              10.9             11
4/88              10.8             11
5/88              10.5           10.6
6/88                11           11.2
7/88              10.3           10.7
8/88               9.9           10.1
9/88              10.2           10.6
10/88             10.3           10.8
11/88              9.9           10.5
12/88             10.3           10.7
1/89              10.3           10.8
2/89              10.2           10.4
3/89              10.4           10.6
4/89              10.9           11.1
5/89              11.4           11.5
6/89              11.4           11.3
7/89              11.7           12.1
8/89              12.1           12.2
9/89              12.1           12.3
10/89             11.8           12.3
11/89             12.1           12.6
12/89             12.4           13.1
1/90              10.8           11.6
2/90              11.1           11.9
3/90              11.5           12.2
4/90              11.2             12
5/90              12.3           13.1
6/90              12.1           13.1
7/90              11.2           12.4
8/90              10.1           11.4
9/90               9.6             11
10/90              9.5           11.2
11/90             10.7           12.1
12/90             11.3           12.5
1/91              11.5           12.6
2/91              12.8           13.8
3/91              13.4           14.3
4/91              13.6           14.6
5/91              14.4           15.2
6/91              13.7             15
7/91              13.5           14.6
8/91                14             15
9/91              14.1           14.9
10/91             14.5           15.3
11/91             14.1           14.9
12/91             15.7           16.6
1/92              14.5           15.4
2/92              15.1           15.7
3/92              14.6           15.4
4/92              14.7           15.8
5/92              14.8           15.1
6/92              14.8           15.5
7/92              14.3             15
8/92              14.1           14.7
9/92              14.4           14.9
10/92             14.9           15.1
11/92             15.6           15.9
12/92               16           16.2
1/93              15.2             15
2/93              15.3           15.2
3/93              15.7           15.7
4/93              15.4           15.5
5/93              15.8           15.5
6/93              15.9           15.6
7/93                15           14.7
8/93              15.7           15.2
9/93              15.7           15.2
10/93             15.7           15.5
11/93             15.3           15.3
12/93             15.8           15.4
1/94              15.3           14.8
2/94                15           14.4
3/94              14.3           13.7
4/94              14.5           13.8
5/94              14.4             14
6/94              14.2           13.6
7/94              13.6           13.2
8/94              14.3           13.5
9/94                14           13.2
10/94               14           13.3
11/94             13.2           12.8
12/94             13.3           12.9
1/95              12.5           12.5
2/95                13           12.9
3/95              13.3           13.2
4/95              13.4           13.4
5/95              13.6           13.7
6/95              14.3           13.8
7/95              14.1           13.6
8/95              14.1           13.6
9/95              14.4           14.3
10/95             14.1           14.3
11/95             14.8           14.9
12/95               15           15.1
1/96              14.5             15
2/96              14.9           15.1
3/96              15.2           15.3
4/96              15.8           15.6
5/96              16.1           15.6
6/96              16.2           16.2
7/96              14.4           14.6
8/96              15.1           14.8
9/96                16           15.7
10/96             16.1           16.1
11/96             16.9           17.2
12/96             16.8           16.9
1/97              16.4             17
2/97              16.3           16.9
3/97              15.5           16.4
4/97              15.8           17.4
5/97              16.9           17.9
6/97              17.5           19.1
7/97              17.9           19.4
8/97              17.4           18.4
9/97              18.2           19.1
10/97             17.6           18.9
11/97             18.1           19.8
12/97             18.5           20.3
1/98              17.3           19.3
2/98              18.7             21
3/98              19.8           22.4
4/98                20           22.8
5/98              19.3           22.5
6/98                20           23.7
7/98                18           22.7
8/98              15.1           19.4
9/98              16.4           20.9
10/98             17.9           22.9
11/98               19           24.7
12/98             20.3             26
1/99                19           25.8
2/99              18.6           24.7
3/99              19.1           25.6
4/99              20.6           26.3
5/99              20.7           25.1
6/99              21.1           27.7
7/99              19.2           25.3
8/99              18.9           25.1

           Month End Data (Interpolated Quarterly Data Before 12/86)

By the end of March 1999, the largest stocks in the market were selling at historically high multiples of earnings. In addition, the valuation multiples of the largest stocks were at record spreads above the valuation multiples of smaller and midcap stocks. This can be seen in the chart above, which compares the ratio of price to forecast earnings (the p/e ratio) of the Russell Top 200 Index (comprised of the 200 largest U.S. companies) with the p/e ratio of the Russell Midcap Index. The Russell Midcap Index contains the next largest eight hundred stocks in the U.S. Note how the two indices had similar p/e ratios for most of their history, from the end of 1978 through 1996, indicating that the largest stocks had never sold at premium multiples of earnings compared to midcap stocks over that period. Since early 1997 however, the Top 200's p/e ratio began to climb above the p/e ratio of the Midcap Index. The chart shows that the average p/e ratio of the Russell Top 200 Index (25.1 time earnings) was 33% higher than the average p/e ratio of the Russell Midcap Index (18.9) at the end of August. The p/e ratio of the Russell Top 200 Index was at a 34% premium above the p/e ratio of the Midcap Index at the end of March.

The market's preference for the largest growth stocks and internet stocks continued into the middle of April, whereupon it reversed sharply. From mid-April through the end of May, smaller cap and value stocks produced a potent rally as larger cap and growth stocks languished. We perceive that this shift occurred for three reasons. First, the powerful economic and market forces that had favored larger, safer growth stocks had carried the relative valuation of these glamour growth stocks to extraordinarily rich valuations compared to the rest of the market. Second, the stimulus of better earnings reports across the broad market indicated that the gloom that had prompted the prior flight to quality had now dissipated, making the rich valuations of the largest, safest companies appear excessive in a more benign economic environment. Third, with smaller companies experiencing the same favorable earnings announcements as their larger brethren, the returns of smaller companies were no longer disadvantaged as their earnings forecasts were revised downward.


                 RETURNS HAVE BROADENED OVER THE PAST SIX MONTHS
           Cap-weighted Average Returns of Each Capitalization Stratum

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            1998               Jan & Feb          Mar & Aug
Mega 50                      40%                  1.3%               5.9%
Larger 150                   24%                  2.6%               4.6%
Mid-Large 300              13.0%                 -3.4%              10.6%
Mid-Cap 500                 2.0%                 -5.9%              12.2%
Smaller 2000               .003%                 -8.1%              12.8%

In the chart above, we have added a third set of bars to the first chart on page
5. The third (green) set of bars plots the average return of each capitalization range over the six months from March through August 1999. Note how the green bars slope upward to the right, indicating that smaller stocks generated better returns than larger over this most recent six-month period.

A broadening market is helpful to your Fund's absolute and benchmark-relative returns. For much of the last several years, investors have looked with envy at the S&P 500 Index and the index funds that mimic it, because so much of the rest of the market was unable to generate positive returns. Over the six months ended August 1999, the S&P 500 Index was not the "fastest rabbit" in the market because the largest 50 companies, which make up more than half of the capitalization of the S&P 500 Index, produced lower returns than the broad market. Small cap investors and managers who buy stocks on their investment merits (rather than their capitalization weighting in the index) produced better returns than the S&P 500 Index. Finally, active managers looked smart after years of lagging the index.

SUCCESS OF THE NUMERIC STOCK SELECTION MODELS

A broader market also helps benchmark-relative returns because it spreads returns more evenly throughout the market, allowing the stock selection models a more level opportunity set from which to identify superior performing stocks. Nonetheless, the twelve months ending August 1999 proved to be a difficult market environment for our stock selection models. The market's strong preference for large cap growth stocks and stocks with positive price momentum through mid-April 1999 gave our models below-average stock selection power during the first seven months of our fiscal year. During the second half of the fiscal year, the aforementioned shift in favor of value favored the Fair Value model but impaired the Estrend(TRADE MARK) model. Through the summer, as the Federal Reserve began a tightening sequence, the Estrend(TRADE MARK) model returned to power. The uncertainty surrounding further Fed tightening continues to feed the manic tendencies of the market, causing swings in market preferences from month to month.

Other commentators have observed that the recent market has been one of the narrowest, large cap market environments, with the most perverse returns to undervalued (low p/e) stocks, since World War II. We concur that the recent environment has been unusually difficult and believe that it is unlikely to persist over the long term. Nonetheless, we are continuing our research to improve our stock selection processes and are confident that this research will continue to bear fruit with more powerful and consistent stock selection techniques.

Y2K READINESS

Numeric has been working on this issue since December of 1997. We believe we have prepared a solid contingency plan should anything occur for which we have not already taken corrective steps.

Our Y2K plan has been a firm-wide effort with all department heads and senior management actively involved in the process, from plan approval to plan implementation. Our transfer agent, PFPC, informs us it has remediated, tested and moved into its internal interface programs and has successfully completed testing with its critical outside vendors. PFPC has developed and continues to refine its contingency plans to address any unexpected problems that might arise. Both PFPC and Numeric Investors will have staff available during the critical moments when computer systems are making the switch from 1999 to 2000.

PORTFOLIO RETURNS

MICRO CAP FUND

The Micro Cap Fund returned 56.09% for the fiscal year ended August 31, 1999. This robust return is gratifying on an absolute basis and compares very favorable to the pre-established benchmark, the Russell 2000 Growth Index. The benchmark is an unmanaged index of smaller capitalization growth stocks, which returned 43.31% over the same period. Since the Fund's inception on June 3, 1996, the Fund has returned a compound average of 21.97% per year, far outpacing the benchmark's annualized return of 3.50%.

Since technology stocks dominate the smaller cap growth stock universe, the Fund's largest sector exposure, 35% of assets, is in the technology area. Consumer non-cyclical stocks also show above average growth rates and as of August 31, 1999 account for almost 17% of the fund.


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  -----------------------------------------------------------------------------
                         Economic Sector Diversification
                      N/I NUMERIC INVESTORS Micro Cap Fund
  -----------------------------------------------------------------------------

 Basic Industries    Consumer Cyclicals      Consumer Non-Cyclicals    Energy
        2%                   16%                       16%               3%

    Financial            Industrial       Technology       Utilities    Cash
        7%                   14%              35%              2%        5%

Percent of Portfolio

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  -----------------------------------------------------------------------------
            Sector Deviation of N/I NUMERIC INVESTORS Micro Cap Fund
              Difference between Fund and Russell 2000 Growth Index
  -----------------------------------------------------------------------------

 Basic Industries    Consumer Cyclicals      Consumer Non-Cyclicals    Energy
     -0.53%                1.31%                    -2.64%              0.78%

    Financial            Industrial       Technology       Utilities
     -2.3%                 1.13%           -0.02%           -2.43%

Difference from Benchmark (%)
                                        9

GROWTH FUND

The Growth Fund returned 52.80% for the fiscal year ended August 31, 1999. This return was very pleasing both on an absolute basis and when compared to its benchmark, the Russell 2500 Growth Index (an unmanaged index of smaller and medium capitalization growth stocks), which returned 51.03%. This positive return further enhances the long-term relative performance of the Growth Fund. Since inception on June 3, 1996, the Fund has returned an average of 12.66% per year, compared with the Russell 2500 Growth Index annualized return of 7.73% over the same period.

The portfolio continues to carry a substantial weighting in the growth-oriented sectors of the economy, including the technology and consumer non-cyclical areas. Our main stock selection model, Estrend(TRADE MARK) has demonstrated very good predictive power in these areas as positive earnings revisions tend to drive stock prices. The sector distribution of the portfolio tracks the benchmark fairly closely, with the largest deviation being the technology sector, which is just 2.31% overweighted versus the benchmark.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  -----------------------------------------------------------------------------

                         ECONOMIC SECTOR DIVERSIFICATION
                        N/I NUMERIC INVESTORS Growth Fund
  -----------------------------------------------------------------------------

 Basic Industries    Consumer Cyclicals      Consumer Non-Cyclicals    Energy
        2%                   16%                       18%               3%

    Financial            Industrial       Technology       Utilities    Cash
         5%                  11%              41%              3%        1%

Percent of Portfolio
                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  -----------------------------------------------------------------------------
              Sector Deviation of N/I NUMERIC INVESTORS Growth Fund
              Difference between Fund and Russell 2500 Growth Index
  -----------------------------------------------------------------------------

 Basic Industries    Consumer Cyclicals      Consumer Non-Cyclicals    Energy
       0.37%                0.26%                    -1.28%             0.53%

    Financial            Industrial       Technology       Utilities
      -1.16%               -0.05%            2.31%          -1.87%

Difference from Benchmark (%)
                                       10

GROWTH & VALUE FUND

The Growth & Value Fund returned 41.61% for the fiscal year ended August 31, 1999. In addition to the strong absolute return, this Fund slightly outpaced its benchmark, the S&P MidCap 400 Index (an unmanaged index of medium capitalization stocks), which returned 41.58% over the same period. Longer term returns also continue to look strong. Since inception on June 3, 1996, the Fund returned an average of 20.90% per year, compared with the S&P MidCap 400 Index annualized return of 17.96% over the same period.

The portfolio remained well diversified with technology representing the highest exposure at 23.7%. As the Fund's name implies, the stock selection is almost equally influenced by growth factors (the Estrend(TRADE MARK) model) and value factors (the Fair Value model). As the bottom graph shows, the Fund is focused on stock selection and stays fairly close to the benchmark sector weights.


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  -----------------------------------------------------------------------------
                         Economic Sector Diversification
                      N/I NUMERIC INVESTORS Growth & Value
  -----------------------------------------------------------------------------

 Basic Industries    Consumer Cyclicals      Consumer Non-Cyclicals    Energy
        7%                   13%                       15%               7%

    Financial            Industrial       Technology       Utilities    Cash
        13%                  11%              24%              8%         2%

Percent of Portfolio

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  -----------------------------------------------------------------------------
          Sector Deviation of N/I NUMERIC INVESTORS Growth & Value Fund
                Difference between Fund and S&P MidCap 400 Index
  -----------------------------------------------------------------------------

 Basic Industries    Consumer Cyclicals      Consumer Non-Cyclicals    Energy
      1.97%               -0.86%                    -1.98%             0.98%

    Financial            Industrial       Technology       Utilities
      1.17%                 0.10%           -1.02%           -2.16%

Difference from Benchmark (%)
                                       11

LARGER CAP VALUE FUND

The Larger Cap Value Fund returned 26.01% for the fiscal year ended August 31, 1999. These returns are strong on an absolute basis, however lag the return of the benchmark, the Russell 1000 Value Index, an unmanaged index of larger capitalization stocks with value characteristics, which returned 30.08%. The longer-term annualized return since the inception of the fund on December 9, 1997 is 7.79% per year, as value stocks performed poorly during most of 1998. This since-inception return compares to an annualized return of 12.07% for the benchmark.

Given the composition of the Russell 1000 Value Index, the portfolio has the highest concentration in the financial, utility, consumer cyclical, and energy sectors. These sectors are historically less expensive using traditional value measures and our Fair Value model chooses the most attractive stocks while keeping the portfolio weightings close to the benchmarks. As the bottom chart shows, the Fund's deviations from the benchmark sectors are relatively small.


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  -----------------------------------------------------------------------------
                         Economic Sector Diversification
                   N/I NUMERIC INVESTORS Larger Cap Value Fund
  -----------------------------------------------------------------------------

 Basic Industries    Consumer Cyclicals      Consumer Non-Cyclicals    Energy
        7%                   10%                       8%                11%

    Financial            Industrial       Technology       Utilities    Cash
       27%                   10%              7%               18%        2%

Percent of Portfolio

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  -----------------------------------------------------------------------------
         Sector Deviation of N/I NUMERIC INVESTORS Larger Cap Value Fund
              Difference between Fund and Russell 1000 Value Index
  -----------------------------------------------------------------------------

 Basic Industries    Consumer Cyclicals      Consumer Non-Cyclicals    Energy
      0.61%                -1.76%                    -0.74%            -0.22%

    Financial            Industrial       Technology       Utilities
     -1.57%                 0.07%            2.03%           -0.81%

Difference from Benchmark (%)
                                       12

SMALL CAP VALUE FUND

The Small Cap Value Fund, started on November 30, 1998, and returned 7.17% through August 31, 1999. While these returns are solid on an absolute basis, they are exceptionally strong when compared to the Russell 2000 Value Index, the Fund's benchmark. This unmanaged index of smaller capitalization stocks with value characteristics returned just 1.65% over the same period.

Given the sector weighting of the benchmark index and the value-based stock selection criteria that drives this Fund, the largest sector weights are in financials, consumer cyclicals and the industrial areas. There is only modest exposure to the more growth-oriented technology and consumer non-cyclical areas. As the bottom graph shows, the sector distribution is kept very tight to the benchmark.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  -----------------------------------------------------------------------------
                         Economic Sector Diversification
                   N/I NUMERIC INVESTORS Small Cap Value Fund
  -----------------------------------------------------------------------------

 Basic Industries    Consumer Cyclicals      Consumer Non-Cyclicals    Energy
        8%                   15%                       9%                5%

    Financial            Industrial       Technology       Utilities    Cash
       25%                   19%               7%              8%        4%

Percent of Portfolio

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  -----------------------------------------------------------------------------
         Sector Deviation of N/I NUMERIC INVESTORS Small Cap Value Fund
              Difference between Fund and Russell 2000 Value Index
  -----------------------------------------------------------------------------

 Basic Industries    Consumer Cyclicals      Consumer Non-Cyclicals    Energy
     -0.98%               -0.93%                     -0.21%             0.19%

    Financial            Industrial       Technology       Utilities
     -0.81%                0.01%            -1.13%           0.54%

Difference from Benchmark (%)

In closing, let me thank you again for your support and confidence as demonstrated by your investment with the N/I NUMERIC INVESTORS FAMILY OF FUNDS. As I hope you can tell, we strive to provide truly shareholder-friendly investment opportunities that reflect our common objectives.

Sincerely,

/S/  LANGDON B. WHEELER, CFA

Langdon B. Wheeler, CFA
President
Numeric Investors L.P.(REGISTRATION MARK)

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
             Comparison of Change in Value of $10,000 Investment in
    N/I NUMERIC INVESTORS Micro Cap Fund(1)(2) vs. Russell 2000 Growth Index

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            Micro Cap Fund           Russell 2000 Growth Index
6/3/96                          $10,000                       $10,000
8/31/96                          $9,725                        $8,815.78
11/30/96                        $11,392                        $9,116.86
2/28/97                         $11,426                        $8,951.58
5/31/97                         $12,194                        $9,459.02
8/31/97                         $15,405                       $10,588.8
11/30/97                        $15,547                       $10,490.9
2/28/98                         $16,354                       $11,272.1
5/31/98                         $16,188.6                     $10,958.1
8/31/98                         $12,209.8                      $7,803.93
11/30/98                        $16,225.3                      $9,745
2/28/99                         $16,109                       $10,089
5/31/99                         $17,559                       $11,373
8/31/99                         $19,058                       $11,168


----------------------------------------------
Micro Cap Fund                         $19,058
Russell 2000 Growth Index              $11,168
----------------------------------------------

-----------------------------------------------------------
                        Total Returns

                             ONE YEAR ENDED        AVERAGE
                             AUGUST 31, 1999      ANNUAL(3)
                             ---------------      ---------
Micro Cap Fund                    56.09%            21.97%
Russell 2000 Growth Index         43.31%             3.50%
-----------------------------------------------------------

------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors L.P.(REGISTRATION MARK) waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements.Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period June 3, 1996 (commencement of operations) through August 31, 1999.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
             Comparison of Change in Value of $10,000 Investment in
      N/I NUMERIC INVESTORS Growth Fund(1)(2) vs. Russell 2500 Growth Index

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        Growth Fund            Russell 2500 Growth Index
6/3/96                    $10,000                       $10,000
8/31/96                    $9,867                        $9,144.23
11/30/96                  $10,925                        $9,672.72
2/28/97                   $10,575                        $9,572.28
5/31/97                   $11,384                       $10,059.7
8/31/97                   $13,585                       $11,326.7
11/30/97                  $13,402                       $11,195.7
2/28/98                   $13,754                       $11,953.8
5/31/98                   $13,111.5                     $11,707
8/31/98                    $9,640.78                     $8,434.27
11/30/98                  $11,931                       $10,490
2/28/99                   $12,040                       $10,872.5
5/31/99                   $13,385.2                     $12,413.5
8/31/99                   $14,731                       $12,738.5

----------------------------------------------
Growth Fund                            $14,731
Russell 2500 Growth Index              $12,738
----------------------------------------------

-----------------------------------------------------------
                         Total Returns

                             ONE YEAR ENDED        AVERAGE
                             AUGUST 31, 1999      ANNUAL(3)
                             ---------------      ---------
Growth Fund                        52.80%           12.66%
Russell 2500 Growth Index          51.03%            7.73%
-----------------------------------------------------------

-------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors L.P.(REGISTRATION MARK) waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements.Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period June 3, 1996 (commencement of operations) through August 31, 1999.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
             Comparison of Change in Value of $10,000 Investment in
     N/I NUMERIC INVESTORS Growth &Value Fund(1)(2) vs. S&P MidCap 400 Index

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    Growth & Value Fund        S&P MidCap 400 Index
6/3/96                    $10,000                   $10,000
8/31/96                    $9,633                    $9,713.02
11/30/96                  $11,158                   $10,738.2
2/28/97                   $11,334                   $11,061.9
5/31/97                   $12,397                   $11,814.8
8/31/97                   $14,364                   $13,333.3
11/30/97                  $14,732                   $13,687.6
2/28/98                   $16,232                   $15,103.5
5/31/98                   $16,684.7                 $15,350.2
8/31/98                   $13,076.4                 $12,084.4
11/30/98                  $15,492                   $15,108.6
2/28/99                   $16,127.9                 $15,421.3
5/31/99                   $18,002.7                 $17,177.3
8/31/99                   $18,518                   $17,105.1

---------------------------------------------
Growth & Value Fund                   $18,518
S&P MidCap 400 Index                  $17,105
---------------------------------------------

-----------------------------------------------------------
                     Total Returns

                             ONE YEAR ENDED        AVERAGE
                             AUGUST 31, 1999      ANNUAL(3)
                             ---------------      ---------
Growth & Value Fund               41.61%            20.90%
S&P MidCap 400 Index              41.58%            17.96%
-----------------------------------------------------------

-------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors L.P.(REGISTRATION MARK) waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements.Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period June 3, 1996 (commencement of operations) through August 31, 1999.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                              LARGER CAP VALUE FUND
             Comparison of Change in Value of $10,000 Investment in
 N/I NUMERIC INVESTORS Larger Cap Value Fund(1)(2) vs. Russell 1000 Value Index

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   Larger Cap Value Fund           Russell 1000 Value Index
11/30/97                  $10,000                        $10,000
2/28/98                   $10,916.7                      $10,537.2
5/31/98                   $11,433.3                      $11,090.4
8/31/98                    $9,033.33                      $9,391.78
11/30/98                  $10,714.1                      $11,198.6
2/28/99                   $10,696.9                      $11,507.7
5/31/99                   $11,837.8                      $12,701.7
8/31/99                   $11,383.2                      $12,216.9

----------------------------------------------
Larger Cap Value Fund                  $11,383
Russell 1000 Value Index               $12,217
----------------------------------------------

-----------------------------------------------------------
                         Total Returns

                             ONE YEAR ENDED        AVERAGE
                             AUGUST 31, 1999      ANNUAL(3)
                             --------------       ---------
Larger Cap Value Fund              26.01%           7.79%
Russell 1000 Value Index           30.08%          12.07%
-----------------------------------------------------------

-------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors L.P.(REGISTRATION MARK) waived its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements.Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period December 9, 1997 (commencement of operations) through August 31, 1999.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                              SMALL CAP VALUE FUND
             Comparison of Change in Value of $10,000 Investment in
  N/I NUMERIC INVESTORS Small Cap Value Fund(1)(2) vs. Russell 2000 Value Index

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          Small Cap Value Fund       Russell 2000 Value Index
11/30/98                        $10,000                    $10,000
12/31/98                        $10,308.3                  $10,313.6
1/31/99                         $10,000                    $10,079.5
2/28/99                          $9,383.33                  $9,391.36
3/31/99                          $9,250                     $9,383.61
4/30/99                         $10,383.3                  $10,240.2
5/31/99                         $10,866.7                  $10,555
6/30/99                         $11,291.7                  $10,937.2
7/31/99                         $11,241.7                  $10,677.7
8/31/99                         $10,716.7                  $10,287.4

----------------------------------------------
Small Cap Value Fund                   $10,717
Russell 2000 Value Index               $10,165
----------------------------------------------

-------------------------------------------------------
                    Total Returns

                            FOR THE FISCAL PERIOD ENDED
                                AUGUST 31, 1999(3)
                            ---------------------------
Small Cap Value Fund                    7.17%
Russell 2000 Value Index                1.65%
-------------------------------------------------------

-------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors L.P.(REGISTRATION MARK) waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements.Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period November 30, 1998 (commencement of operations) through August 31, 1999.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--95.4%
           ADVERTISING--0.6%
  14,600   Modem Media.Poppe Tyson, Inc.*/** .....................  $   467,200
                                                                    -----------
           AEROSPACE--0.1%
   5,900   BE Aerospace, Inc.* ...................................      102,144
                                                                    -----------
           ALUMINUM--0.5%
  25,700   Commonwealth Industries, Inc. .........................      369,438
                                                                    -----------
           AUTOMOBILE PARTS & EQUIPMENT--0.6%
   9,700   American Axle & Manufacturing
             Holdings,  Inc.* ....................................      151,562
  10,900   Dura Automotive Systems, Inc.* ........................      282,037
                                                                    -----------
                                                                        433,599
                                                                    -----------
           AUTOMOBILE RENTALS--0.7%
  28,000   Dollar Thrifty Automotive Group, Inc.* ................      526,750
                                                                    -----------
           AUTOMOBILE SALES & SERVICING--0.6%
   6,400   Group 1 Automotive, Inc.*/** ..........................      118,400
  27,200   Sonic Automotive, Inc.* ...............................      328,100
                                                                    -----------
                                                                        446,500
                                                                    -----------
           BANKS--1.1%
  22,600   Flagstar Bancorp, Inc.** ..............................      446,350
  17,700   Hamilton Bancorp Inc.* ................................      431,437
                                                                    -----------
                                                                        877,787
                                                                    -----------
           BEVERAGES--0.2%
   2,700   Canandaigua Brands, Inc., Class A*/** .................      156,262
                                                                    -----------
           BUILDING PRODUCTS--0.5%
  11,500   Nortek, Inc.* .........................................      409,687
                                                                    -----------
           BUSINESS SERVICES--4.7%
  34,200   4Front Technologies, Inc.* ............................      416,812
  20,000   Cognizant Technology Solutions Corp.*/** ..............      482,500
  15,500   Diamond Technology Partners, Inc.*/** .................      513,437
  15,200   F.Y.I., Inc.*/** ......................................      496,850
   3,200   InterCept Group, Inc. (The)* ..........................       75,200
  14,400   Lason, Inc.* ..........................................      650,700
  25,100   Quanta Services, Inc.* ................................      563,181
  64,100   TeleSpectrum Worldwide Inc.*/** .......................      396,619
                                                                    -----------
                                                                      3,595,299
                                                                    -----------
           COMMERCIAL PRINTING--1.2%
   5,100   Consolidated Graphics, Inc.* ..........................      215,475
  23,600   Mail-Well, Inc.*/** ...................................      336,300
  24,900   Workflow Management, Inc.* ............................      329,925
                                                                    -----------
                                                                        881,700
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           COMPUTER COMPONENTS--1.4%
  19,300   Advanced Digital Information Corp.*/** ................  $   622,425
  31,400   InterVoice-Brite, Inc.* ...............................      431,750
                                                                    -----------
                                                                      1,054,175
                                                                    -----------
           COMPUTER NETWORKING PRODUCTS--3.1%
   3,300   Black Box Corp.* ......................................      151,387
   7,300   Performance Technologies, Inc.*/** ....................      235,881
  12,500   Proxim, Inc.* .........................................      609,375
  15,500   Visual Networks, Inc.*/** .............................      643,250
  17,900   Xircom, Inc.* .........................................      712,644
                                                                    -----------
                                                                      2,352,537
                                                                    -----------
           COMPUTER PERIPHERALS EQUIPMENT--1.5%
   9,100   Cybex Computer Products Corp.* ........................      249,112
  39,800   Equinox Systems, Inc.* ................................      507,450
  24,500   In Focus Systems, Inc.* ...............................      392,000
                                                                    -----------
                                                                      1,148,562
                                                                    -----------
           COMPUTERS, SOFTWARE & SERVICING--15.5%
  19,300   Actuate Corp.* ........................................      636,900
   8,100   Advent Software, Inc.* ................................      397,912
  20,700   Analytical Surveys, Inc.*/** ..........................      415,294
  15,600   Ardent Software, Inc.* ................................      370,500
  18,300   AVT Corp.*/** .........................................      516,975
  29,700   Best Software, Inc.*/** ...............................      490,050
  22,000   BindView Development Corp.*/** ........................      470,250
  21,500   Carreker-Antinori, Inc.* ..............................      137,062
  28,900   Catapult Communications Corp.* ........................      444,337
  12,500   Clarify, Inc.* ........................................      550,000
  14,800   Concord Communications, Inc.* .........................      546,212
  23,200   Deltek Systems, Inc.*/** ..............................      350,900
  14,100   Exchange Applications, Inc.* ..........................      421,237
   6,900   Great Plains Software, Inc.* ..........................      321,281
  13,400   Inter-Tel, Inc.* ......................................      286,425
   8,200   Kronos, Inc.* .........................................      411,281
  21,500   MAPICS, Inc.* .........................................      185,437
   1,400   Micromuse Inc.*/** ....................................       79,975
  23,900   NVIDIA Corp.*/** ......................................      672,187
  38,600   Peerless Systems Corp.*/** ............................      554,875
  21,800   Pinnacle Systems, Inc.* ...............................      711,225
  19,200   Progress Software Corp.* ..............................      588,000
  25,800   Radiant Systems, Inc.* ................................      507,937
  20,400   THQ Inc.*/** ..........................................      645,150

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           COMPUTERS, SOFTWARE & SERVICING--(CONTINUED)
   4,700   Unigraphics Solutions Inc.* ...........................  $   159,506
   8,100   Verity, Inc.* .........................................      394,875
  24,600   Zomax Inc.* ...........................................      561,187
                                                                    -----------
                                                                     11,826,970
                                                                    -----------
           CONSTRUCTION--2.1%
  16,400   Centex Construction Products, Inc. ....................      630,375
  24,800   M.D.C. Holdings, Inc. .................................      466,550
   8,100   NVR, Inc.*/** .........................................      468,281
                                                                    -----------
                                                                      1,565,206
                                                                    -----------
           CONSUMER SERVICES--0.3%
   9,900   Coinstar, Inc.* .......................................      228,937
                                                                    -----------
           CONTAINERS- METAL & GLASS--0.2%
   5,600   U.S. Can Corp.* .......................................      135,800
                                                                    -----------
           ELECTRICAL EQUIPMENT--2.5%
  12,200   Applied Science & Technology, Inc.* ...................      234,850
  27,000   Artesyn Technologies, Inc.*/** ........................      592,312
   5,200   C&D Technologies, Inc. ................................      163,800
   9,900   Cohu, Inc.* ...........................................      423,225
  32,500   General Cable Corp. ...................................      471,250
                                                                    -----------
                                                                      1,885,437
                                                                    -----------
           ELECTRICAL WORK--0.2%
   9,700   Integrated Electrical Services, Inc.* .................      147,925
                                                                    -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--1.6%
   7,100   Amphenol Corp., Class A*/** ...........................      332,369
   2,200   ANADIGICS, Inc.* ......................................       78,650
   6,400   BMC Industries, Inc.* .................................       78,800
  12,600   Park Electrochemical Corp. ............................      366,187
   2,500   Power Intergrations, Inc.* ............................      169,844
  12,300   Stoneridge, Inc.*/** ..................................      221,400
                                                                    -----------
                                                                      1,247,250
                                                                    -----------
           ENVIRONMENTAL SERVICES--0.2%
   5,600   Waste Connections, Inc.* ..............................      120,750
                                                                    -----------
           FINANCIAL SERVICES--4.2%
  21,300   Advanta Corp., Class A** ..............................      419,344
  20,600   American Capital Strategies Ltd.** ....................      356,637
  16,400   Creditrust Corp.*/** ..................................      426,400
  35,300   Doral Financial Corp. .................................      489,787
   8,800   Financial Federal Corp.*/** ...........................      165,550
   4,200   Metris Companies, Inc.** ..............................      115,762

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           FINANCIAL SERVICES--(CONTINUED)
  42,300   MicroFinacial, Inc.* ..................................  $   452,081
  16,400   NCO Group, Inc.*/** ...................................      746,200
                                                                    -----------
                                                                      3,171,761
                                                                    -----------
           FOOD & AGRICULTURE--1.4%
  25,200   Del Monte Foods Co.* ..................................      381,150
  11,100   Michael Foods, Inc. ...................................      307,331
  11,750   Pilgrim's Pride Corp., Class A ........................       95,469
  23,500   Pilgrim's Pride Corp., Class B ........................      249,687
                                                                    -----------
                                                                      1,033,637
                                                                    -----------
           FOOTWEAR--0.5%
  11,500   K-Swiss Inc., Class A** ...............................      360,812
                                                                    -----------
           HEALTH CARE--1.1%
  27,000   RehabCare Group, Inc.* ................................      565,313
  13,900   United Payors & United Providers, Inc.* ...............      278,869
                                                                    -----------
                                                                        844,182
                                                                    -----------
           HOSPITALS--0.4%
  41,500   LifePoint Hospitals, Inc.* ............................      285,313
                                                                    -----------
           INDUSTRIAL MACHINERY--1.8%
  15,800   Astec Industries, Inc.* ...............................      535,225
  33,300   JLG Industries, Inc. ..................................      591,075
  10,200   Terex Corp.* ..........................................      274,125
                                                                    -----------
                                                                      1,400,425
                                                                    -----------
           INSURANCE - FINANCIAL GUARANTEE--0.4%
  14,500   Enhance Financial Services Group Inc.* ................      297,250
                                                                    -----------
           INSURANCE - HEALTH & LIFE--0.3%
   6,600   Delphi Financial Group, Inc., Class A* ................      234,300
                                                                    -----------
           INSURANCE - PROPERTY & CASUALTY--1.1%
  26,700   CNA Surety Corp. ......................................      345,431
  41,200   Frontier Insurance Group, Inc.** ......................      499,550
                                                                    -----------
                                                                        844,981
                                                                    -----------
           INSURANCE - TITLE INSURANCE--0.4%
  18,020   Fidelity National Financial, Inc. .....................      277,058
                                                                    -----------
           LABORATORY ANALYTICAL INSTRUMENTS--0.5%
  25,600   Varian Inc.* ..........................................      406,400
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           LEISURE & ENTERTAINMENT--1.9%
  67,100   Acclaim Entertainment, Inc.*/** .......................  $   473,894
  16,800   Argosy Gaming Co.*/** .................................      227,850
  19,000   Station Casinos, Inc.* ................................      384,750
  40,300   Take-Two Interactive Software, Inc.* ..................      366,478
                                                                    -----------
                                                                      1,452,972
                                                                    -----------
           MACHINERY--1.8%
   7,900   Graco Inc. ............................................      266,131
  15,700   Helix Technology Corp. ................................      443,525
   6,100   Manitowoc Co., Inc. (The) .............................      226,081
  19,600   United Dominion Industries Ltd. .......................      458,150
                                                                    -----------
                                                                      1,393,887
                                                                    -----------
           MEDICAL INSTRUMENTS & SUPPLIES--3.5%
  17,700   ArthroCare Corp.* .....................................      633,881
   8,000   CardioThoracic Systems, Inc.* .........................      145,500
   3,700   Gliatech Inc.* ........................................       74,694
   5,700   Mentor Corp. ..........................................      133,238
   5,800   Molecular Devices Corporation*/** .....................      166,025
   6,400   OEC Medical Systems, Inc.* ............................      220,800
  17,200   PolyMedica Corp.*/** ..................................      453,650
  11,100   ResMed Inc.*/** .......................................      308,025
  18,700   Wesley Jessen VisionCare, Inc.* .......................      573,856
                                                                    -----------
                                                                      2,709,669
                                                                    -----------
           MEDICAL & MEDICAL SERVICES--0.6%
  29,300   Province Healthcare Co.* ..............................      461,475
                                                                    -----------
           MOTOR HOMES--0.8%
   8,100   Monaco Coach Corp.* ...................................      234,900
  15,700   National R.V. Holdings, Inc.* .........................      378,763
                                                                    -----------
                                                                        613,663
                                                                    -----------
           OIL & GAS FIELD EXPLORATION--2.0%
  22,700   Basin Exploration, Inc.* ..............................      516,425
  25,300   Forest Oil Corp.* .....................................      377,919
   3,900   Houston Exploration Co. (The)* ........................       82,875
  37,700   Vintage Petroleum, Inc. ...............................      539,581
                                                                    -----------
                                                                      1,516,800
                                                                    -----------
           OIL REFINING--0.8%
  32,200   Tesoro Petroleum Corp.*/** ............................      581,613
                                                                    -----------
           PAPER & ALLIED PRODUCTS--0.4%
  22,300   Schweitzer-Mauduit International, Inc.* ...............      302,444
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           PHARMACEUTICALS--2.3%
   7,800   Alpharma Inc., Class A** ..............................  $   264,225
   7,500   Barr Laboratories, Inc.*/** ...........................      258,750
  20,700   King Pharmaceuticals, Inc.*/** ........................      716,738
  25,900   Liposome Co., Inc. (The)* .............................      510,716
                                                                    -----------
                                                                      1,750,429
                                                                    -----------
           RECREATIONAL--1.0%
  11,100   Bally Total Fitness Holding Corp.*/** .................      355,894
  19,200   SCP Pool Corp.*/** ....................................      441,600
                                                                    -----------
                                                                        797,494
                                                                    -----------
           RESIDENTIAL CONSTRUCTION--0.6%
  43,600   Standard Pacific Corp. ................................      487,775
                                                                    -----------
           RESTAURANTS--0.7%
   7,900   CEC Entertainment Inc.* ...............................      220,213
  13,800   RARE Hospitality International, Inc.* .................      271,688
   8,200   Taco Cabana, Inc., Class A* ...........................       75,850
                                                                    -----------
                                                                        567,751
                                                                    -----------
           RETAIL - COMPUTER EQUIPMENT--0.5%
  15,900   Electronics Boutique Holdings Corp.* ..................      357,750
                                                                    -----------
           RETAIL - DRUG STORES--0.4%
   9,400   Duane Reade Inc.*/** ..................................      296,100
                                                                    -----------
           RETAIL - FAMILY CLOTHING STORES--0.3%
   7,600   Factory 2-U Stores Inc.* ..............................      217,075
                                                                    -----------
           RETAIL - JEWELRY STORES--0.5%
  14,300   Whitehall Jewellers, Inc.* ............................      402,188
                                                                    -----------
           RETAIL - LUMBER & OTHER BUILDING MATERIALS
           DEALERS--0.6%
  41,600   Building Materials Holding Corp.*/** ..................      462,800
                                                                    -----------
           RETAIL - RADIO, TV & CONSUMER ELECTRONICS
           STORES--0.6%
  26,000   Ultimate Electronics, Inc.*/** ........................      471,250
                                                                    -----------
           RETAIL - SHOE STORES--0.3%
   7,800   Footstar, Inc.* .......................................      253,500
                                                                    -----------
           RETAIL - SPECIALTY--2.6%
   7,100   Cost Plus, Inc.* ......................................      315,950
  15,900   CSK Auto Corp.*/** ....................................      377,625
  20,600   Hot Topic, Inc.* ......................................      562,638
  45,900   Musicland Stores Corp.* ...............................      390,150
  25,500   Steven Madden Ltd.*/** ................................      301,219
                                                                    -----------
                                                                      1,947,582
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           RETAIL - SPECIALTY APPAREL--3.2%
   8,800   Authentic Fitness Corp. ...............................  $   152,350
  14,700   bebe stores, inc.*/** .................................      352,800
  10,200   Brauns Fashion Corp.* .................................      153,000
  40,100   Cato Corp. (The), Class A .............................      538,844
  19,800   Chico's Fas, Inc.* ....................................      439,313
   9,500   Children's Place Retail Stores, Inc. (The)* ...........      300,438
   4,400   Kenneth Cole Productions, Inc., Class A* ..............      150,425
  16,600   Pacific Sunwear of California, Inc.* ..................      385,950
                                                                    -----------
                                                                      2,473,120
                                                                    -----------
           SCHOOLS--0.9%
   9,600   Bright Horizons Family Solutions, Inc.*/** ............      170,400
  26,500   Corinthian Colleges, Inc.*/** .........................      544,906
                                                                    -----------
                                                                        715,306
                                                                    -----------
           SECURITY SERVICES--0.2%
   5,700   Wackenhut Corp. (The), Class A*/** ....................      137,869
                                                                    -----------
           SERVICES - COMPUTER INTEGRATED SYSTEMS
           DESIGN--0.1%
   2,100   MICROS Systems, Inc.* .................................       70,875
                                                                    -----------
           SERVICES - EMPLOYMENT AGENCIES--2.0%
   7,600   AHL Services, Inc.*/** ................................      221,350
  16,900   Labor Ready, Inc.*/** .................................      271,456
  12,300   On Assignment, Inc.*/** ...............................      367,463
  11,300   PROVANT, Inc.* ........................................      155,375
  34,900   RCM Technologies, Inc.* ...............................      486,419
                                                                    -----------
                                                                      1,502,063
                                                                    -----------
           SERVICES - HEALTHCARE MANAGEMENT--3.0%
   6,800   Accredo Health, Inc.* .................................      235,875
  57,000   AmeriPath, Inc.* ......................................      534,375
  13,500   Dendrite International, Inc.* .........................      561,938
  17,600   InfoCure Corp.*/** ....................................      338,800
  19,500   Professional Detailing, Inc.*/** ......................      609,375
                                                                    -----------
                                                                      2,280,363
                                                                    -----------
           STORAGE SERVICES--0.4%
  16,900   Mobile Mini, Inc.* ....................................      308,425
                                                                    -----------
           TELECOMMUNICATIONS--1.5%
   8,000   Commonwealth Telephone
             Enterprises, Inc.* ..................................      341,000
  14,800   MasTec, Inc.* .........................................      413,475
  37,400   TALK.com, Inc.*/** ....................................      385,688
                                                                    -----------
                                                                      1,140,163
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           TELECOMMUNICATIONS EQUIPMENT--5.1%
  14,000   Carrier Access Corp.*/** ..............................  $   679,000
   3,900   Harmonic Inc.* ........................................      491,400
  20,600   Periphonics Corp.*/** .................................      556,200
  12,200   Polycom, Inc.* ........................................      446,063
  17,200   Powerwave Technologies, Inc.*/** ......................      729,925
  20,600   Superior TeleCom Inc.** ...............................      542,038
  59,500   Westell Technologies, Inc., Class A*/** ...............      449,969
                                                                    -----------
                                                                      3,894,595
                                                                    -----------
           TOBACCO--0.2%
   4,900   Universal Corp. .......................................      139,038
                                                                    -----------
           TOYS--0.7%
  17,500   JAKKS Pacific, Inc.* ..................................      529,375
                                                                    -----------
           TRANSPORTATION--0.7%
  12,100   American Freightways Corp.* ...........................      254,100
   6,600   Landstar System, Inc.* ................................      244,200
                                                                    -----------
                                                                        498,300
                                                                    -----------
           UTILITIES--0.2%
  13,000   Group Maintenance America Corp.* ......................      160,063
                                                                    -----------
           VISIONCARE--1.0%
  16,700   Laser Vision Centers, Inc.* ...........................      399,756
  54,500   LCA-Vision Inc.* ......................................      364,469
                                                                    -----------
                                                                        764,225
                                                                    -----------
           WATER, SEWER, & PIPELINE SERVICES--0.5%
  18,100   Insituform Technologies, Inc., Class A*/** ............      375,575
                                                                    -----------
           WHOLESALE - DRUG DISTRIBUTION--1.7%
  20,900   D&K Healthcare Resources, Inc.* .......................      475,475
  19,300   Priority Healthcare Corp., Class B*/** ................      542,813
   7,300   Syncor International Corp.* ...........................      262,800
                                                                    -----------
                                                                      1,281,088
                                                                    -----------
           WHOLESALE - OFFICE & BUSINESS EQUIPMENT--0.5%
  17,900   United Stationers Inc.*/** ............................      404,988
                                                                    -----------
           Total Common Stocks
             (Cost $69,612,218) ..................................   72,855,682
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
  PRINCIPAL                                                            VALUE
AMOUNT (000'S)                                                        (NOTE 1)
--------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT--5.5%
           REPURCHASE AGREEMENT--5.5%
           Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/99 to be
             repurchased at $4,171,724)
             5.43%, 09/01/99
  $4,171     (Cost $4,171,095) (Note 6) ..........................  $ 4,171,095
                                                                    -----------
           Total Investments -- 100.9%
             (Cost $73,783,313) ..................................   77,026,777
                                                                    -----------
           Liabilities in Excess of
             Other Assets -- (0.9%) ...............................    (677,952)
                                                                    -----------
           Net Assets -- 100.0% ................................... $76,348,825
                                                                    ===========

--------
  *Non-income producing.
 **Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--99.3%
           ADVERTISING--0.3%
   2,200   Modem Media.Poppe Tyson, Inc.*/** .....................  $    70,400
   1,700   TMP Worldwide Inc.* ...................................       94,137
                                                                    -----------
                                                                        164,537
                                                                    -----------
           AEROSPACE--0.8%
  12,100   BE Aerospace, Inc.* ...................................      209,481
   7,100   Cordant Technologies, Inc. ............................      293,762
                                                                    -----------
                                                                        503,243
                                                                    -----------
           AGRICULTURE--0.2%
   2,800   Agribrands International, Inc.* .......................      136,150
                                                                    -----------
           AIRLINES--1.0%
   5,000   Alaska Air Group, Inc.* ...............................      216,250
  20,900   America West Holdings Corp.,
             Class B*/** .........................................      407,550
                                                                    -----------
                                                                        623,800
                                                                    -----------
           APPAREL--1.5%
   8,700   Jones Apparel Group, Inc.* ............................      225,656
   8,700   Tommy Hilfiger Corp.* .................................      295,256
  19,000   Warnaco Group, Inc. (The), Class A** ..................      418,000
                                                                    -----------
                                                                        938,912
                                                                    -----------
           AUTOMOBILE PARTS & EQUIPMENT--1.2%
   2,700   Arvin Industries, Inc.* ...............................       96,525
  21,200   Meritor Automotive, Inc. ..............................      462,425
   8,600   Tower Automotive, Inc.*/** ............................      172,000
                                                                    -----------
                                                                        730,950
                                                                    -----------
           AUTOMOBILE RENTALS--0.6%
  18,300   Dollar Thrifty Automotive Group, Inc.* ................      344,269
                                                                    -----------
           AUTOMOBILE SALES & SERVICING--0.1%
   7,400   Sonic Automotive, Inc.* ...............................       89,262
                                                                    -----------
           BEVERAGES--0.6%
   6,800   Canandaigua Brands, Inc., Class A*/** .................      393,550
                                                                    -----------
           BUSINESS SERVICES--4.2%
   3,000   Cognizant Technology Solutions Corp.* .................       72,375
  23,100   CSG Systems International, Inc.* ......................      521,194
   4,600   Diamond Technology Partners Inc.*/** ..................      152,375
  10,900   Lason, Inc.* ..........................................      492,544
  15,600   Navigant Consulting, Inc.*/** .........................      684,450
  16,500   Quanta Services, Inc.* ................................      370,219
  13,400   Whittman-Hart, Inc.* ..................................      352,587
                                                                    -----------
                                                                      2,645,744
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           CHEMICALS-SPECIALTY--1.2%
  10,000   Cytec Industries Inc.* ................................  $   233,125
  25,600   W.R. Grace & Co.*/** ..................................      489,600
                                                                    -----------
                                                                        722,725
                                                                    -----------
           COMMERCIAL PRINTING--1.0%
   4,500   Consolidated Graphics, Inc.* ..........................      190,125
  15,500   Mail-Well, Inc.*/** ...................................      220,875
   4,800   Valassis Communications, Inc.* ........................      210,000
                                                                    -----------
                                                                        621,000
                                                                    -----------
           COMPUTER & OFFICE EQUIPMENT--0.1%
   1,100   Lexmark International Group, Inc.,
             Class A* ............................................       86,625
                                                                    -----------
           COMPUTER COMPONENTS--0.5%
   2,400   Advanced Digital Information Corp.* ...................       77,400
  16,600   InterVoice-Brite, Inc.* ...............................      228,250
                                                                    -----------
                                                                        305,650
                                                                    -----------
           COMPUTER NETWORKING PRODUCTS--5.1%
  19,500   Adaptec, Inc.* ........................................      760,500
   3,500   Black Box Corp.* ......................................      160,562
   9,400   MMC Networks, Inc.* ...................................      290,225
   3,900   Network Appliance, Inc.* ..............................      256,181
   9,800   Proxim, Inc.* .........................................      477,750
  14,200   Visual Networks, Inc.*/** .............................      589,300
  16,000   Xircom, Inc.* .........................................      637,000
                                                                    -----------
                                                                      3,171,518
                                                                    -----------
           COMPUTER PERIPHERAL EQUIPMENT--1.2%
   2,500   Cybex Computer Products Corp.*/** .....................       68,437
   7,700   In Focus Systems, Inc.* ...............................      123,200
   6,800   SanDisk Corp.* ........................................      573,750
                                                                    -----------
                                                                        765,387
                                                                    -----------
           COMPUTERS, SOFTWARE & SERVICING--16.7%
   4,600   Actuate Corp.* ........................................      151,800
   3,450   Advent Software, Inc.* ................................      169,481
   6,000   Ardent Software, Inc.* ................................      142,500
   9,000   AVT Corp.* ............................................      254,250
   6,900   BEA Systems, Inc.*/** .................................      166,462
   1,300   Best Software, Inc.* ..................................       21,450
   7,000   BindView Development Corp.*/** ........................      149,625
  11,300   Catapult Communications Corp.* ........................      173,737
   9,750   Citrix Systems, Inc.* .................................      555,750
   9,700   Clarify, Inc.* ........................................      426,800
  10,100   Compuware Corp.*/** ...................................      304,894
  10,700   Concord Communications, Inc.* .........................      394,897

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           COMPUTERS, SOFTWARE & SERVICING--(CONTINUED)
   7,500   Diebold, Inc. .........................................  $   199,687
   1,900   Electronic Arts Inc.* .................................      130,387
   2,000   Exchange Applications, Inc.* ..........................       59,750
   3,300   Extreme Networks, Inc.* ...............................      210,994
   5,800   Great Plains Software, Inc.* ..........................      270,062
   7,000   Inter-Tel, Inc. * .....................................      149,625
     400   Intuit Inc.* ..........................................       35,825
   1,300   Kronos, Inc. * ........................................       65,203
  20,000   Legato Systems, Inc.* .................................      861,250
  12,800   Mercury Interactive Corp.* ............................      611,200
   1,200   Micromuse Inc.*/** ....................................       68,550
   1,900   National Computer Systems, Inc. .......................       74,100
     900   Network Solutions, Inc.*/** ...........................       51,862
  13,800   NVIDIA Corp.*/** ......................................      388,125
  13,700   Peregrine Systems, Inc.* ..............................      452,100
  12,000   Pinnacle Systems, Inc.* ...............................      391,500
  14,900   Progress Software Corp.* ..............................      456,312
   1,400   Sanchez Computer Associates, Inc. * ...................       62,650
   7,800   Siebel Systems, Inc.* .................................      535,762
  14,700   Sterling Software, Inc.* ..............................      295,837
  13,050   THQ Inc.* .............................................      412,706
   2,500   TSI International Software Ltd.* ......................       47,500
   5,900   Unisys Corp.* .........................................      253,700
   1,500   VeriSign, Inc.*/** ....................................      162,469
   6,300   VERITAS Software Corp.* ...............................      373,275
   8,500   Verity, Inc.* .........................................      414,375
  19,200   Zomax Inc* ............................................      438,000
                                                                    -----------
                                                                     10,384,452
                                                                    -----------
           CONSTRUCTION--0.6%
   7,800   Centex Construction Products, Inc. ....................      299,812
   1,700   NVR, Inc.*/** .........................................       98,281
                                                                    -----------
                                                                        398,093
                                                                    -----------
           CRUDE PETROLEUM - NATURAL GAS--0.2%
   2,600   Equitable Resources, Inc. .............................       95,550
   2,200   Triton Energy Ltd.* ...................................       26,675
                                                                    -----------
                                                                        122,225
                                                                    -----------
           ELECTRICAL EQUIPMENT--1.4%
   3,500   AMETEK, Inc. ..........................................       72,844
  12,700   Artesyn Technologies, Inc.*/** ........................      278,606
  24,700   General Cable Corp. ...................................      358,150
   2,600   Tecumseh Products Co., Class A*/** ....................      148,200
                                                                    -----------
                                                                        857,800
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           ELECTRONIC COMPONENTS & ACCESSORIES--4.7%
   4,000   ANADIGICS, Inc.* ......................................  $   143,000
   3,700   Applied Micro Circuits Corp.*/** ......................      341,325
   4,800   Conexant Systems, Inc.*/** ............................      345,000
   6,600   CTS Corp. .............................................      314,325
   4,500   Electronics for Imaging, Inc.* ........................      263,812
   2,100   Methode Electronics, Inc., Class A ....................       37,800
     800   Optical Coating Laboratory, Inc. ......................       61,400
   1,500   Power Intergrations, Inc.* ............................      101,906
  15,400   RF Micro Devices, Inc.*/** ............................      676,638
  13,400   Sawtek Inc.* ..........................................      443,037
   3,850   TranSwitch Corp.* .....................................      191,297
                                                                    -----------
                                                                      2,919,540
                                                                    -----------
           FINANCIAL SERVICES--2.3%
   1,400   Bank United Corp., Class A ............................       48,037
   4,600   Doral Financial Corp. .................................       63,825
   7,900   Edwards (A.G.), Inc. ..................................      198,487
  16,400   Metris Companies, Inc.** ..............................      452,025
  12,100   NCO Group, Inc.* ......................................      550,550
   3,600   Profit Recovery Group International,
             Inc. (The)* .........................................      137,025
                                                                    -----------
                                                                      1,449,949
                                                                    -----------
           FOOD & AGRICULTURE--2.6%
   2,100   Corn Products International, Inc. .....................       68,381
   7,900   Del Monte Foods Co.* ..................................      119,487
   2,400   Earthgrains Co. (The) .................................       57,900
  20,200   Fleming Companies, Inc. ...............................      243,662
  20,700   International Home Foods, Inc.* .......................      414,000
   5,700   Interstate Bakeries Corp.** ...........................      136,444
   1,800   Michael Foods, Inc. ...................................       49,837
   6,400   Smithfield Foods, Inc.* ...............................      188,000
   8,700   Suiza Foods Corp.** ...................................      277,312
   3,000   Universal Foods Corp. .................................       63,375
                                                                    -----------
                                                                      1,618,398
                                                                    -----------
           FOOTWEAR--0.4%
   7,800   K-Swiss Inc., Class A** ...............................      244,725
                                                                    -----------
           HOME FURNISHINGS/HOUSEWARES--0.9%
  23,000   Furniture Brands International, Inc.* .................      461,437
   6,500   Shaw Industries, Inc. .................................      130,000
                                                                    -----------
                                                                        591,437
                                                                    -----------
           HOSPITALS--0.1%
  10,000   LifePoint Hospitals, Inc. * ...........................       68,750
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           HOUSEHOLD PRODUCTS--1.1%
  15,400   Blyth Industries, Inc.*/** ............................  $   436,012
   9,000   Libbey Inc. ...........................................      275,625
                                                                    -----------
                                                                        711,637
                                                                    -----------
           INDUSTRIAL MACHINERY--1.2%
   4,100   Astec Industries, Inc.* ...............................      138,887
  15,000   JLG Industries, Inc. ..................................      266,250
  11,800   Terex Corp.* ..........................................      317,125
                                                                    -----------
                                                                        722,262
                                                                    -----------
           INSURANCE - FINANCIAL GUARANTEE--1.6%
   4,600   Enhance Financial Services Group Inc.* ................       94,300
   4,600   MGIC Investment Corp. .................................      199,813
   6,750   PMI Group, Inc. (The)** ...............................      286,875
   8,400   Radian Group Inc. .....................................      389,025
                                                                    -----------
                                                                        970,013
                                                                    -----------
           INSURANCE - HEALTH & LIFE--1.6%
  17,700   Conseco, Inc. .........................................      424,800
   4,800   Hartford Life, Inc., Class A ..........................      208,500
   6,300   MONY Group Inc. (The)* ................................      176,400
   1,600   Nationwide Financial Services,
             Inc., Class A .......................................       58,400
   4,500   UICI* .................................................      118,406
                                                                    -----------
                                                                        986,506
                                                                    -----------
           INSURANCE - PROPERTY & CASUALTY--0.5%
   5,700   Fremont General Corp. .................................       56,644
  20,500   Frontier Insurance Group, Inc.** ......................      248,562
                                                                    -----------
                                                                        305,206
                                                                    -----------
           LABORATORY ANALYTICAL INSTRUMENTS--0.4%
  17,600   Varian Inc.* ..........................................      279,400
                                                                    -----------
           LEISURE & ENTERTAINMENT--1.3%
  33,100   Acclaim Entertainment, Inc.*/** .......................      233,769
  11,600   Argosy Gaming Co.*/** .................................      157,325
  21,300   Station Casinos, Inc.* ................................      431,325
                                                                    -----------
                                                                        822,419
                                                                    -----------
           MACHINERY--1.3%
   2,800   Graco Inc. ............................................       94,325
  11,200   Helix Technology Corp. ................................      316,400
   6,750   Manitowoc Co., Inc. (The) .............................      250,172
   7,300   MotivePower Industries, Inc.*/** ......................       90,338
   2,100   United Dominion Industries Ltd. .......................       49,088
                                                                    -----------
                                                                        800,323
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           MANUFACTURING--1.2%
  14,900   Trinity Industries, Inc. ..............................  $   467,488
   6,600   York International Corp. ..............................      271,425
                                                                    -----------
                                                                        738,913
                                                                    -----------
           MEDICAL INSTRUMENTS & SUPPLIES--4.2%
   8,300   ArthroCare Corp.* .....................................      297,244
   4,200   Beckman Coulter, Inc.** ...............................      198,975
   3,100   Gliatech Inc.* ........................................       62,581
   2,100   Mentor Corp. ..........................................       49,088
   7,600   Patterson Dental Co.* .................................      311,600
   2,100   PolyCom, Inc..*/** ....................................       55,388
   8,500   ResMed Inc.*/** .......................................      235,875
  10,000   VISX, Inc.* ...........................................      905,000
   4,600   Waters Corp.*/** ......................................      303,313
   7,300   Wesley Jessen VisionCare, Inc.* .......................      224,019
                                                                    -----------
                                                                      2,643,083
                                                                    -----------
           MEDICAL & MEDICAL SERVICES--1.5%
   5,200   Lincare Holdings Inc.*/** .............................      137,150
  13,500   MedQuist Inc.* ........................................      469,969
   6,100   Province Healthcare Co.* ..............................       96,075
   4,500   Shared Medical Systems Corp.** ........................      252,844
                                                                    -----------
                                                                        956,038
                                                                    -----------
           MOTOR HOMES--0.5%
   8,200   Monaco Coach Corp.* ...................................      237,800
   2,600   National R.V. Holdings, Inc.* .........................       62,725
                                                                    -----------
                                                                        300,525
                                                                    -----------
           NEWSPAPER PUBLISHING & PRINTING--0.2%
   2,300   Central Newspapers, Inc., Class A .....................       97,319
                                                                    -----------
           OFFICE FURNITURE--0.3%
   6,900   Miller (Herman), Inc.** ...............................      162,581
                                                                    -----------
           OIL & GAS FIELD EXPLORATION--1.5%
   2,900   Basin Exploration, Inc.* ..............................       65,975
   3,500   Forest Oil Corp.* .....................................       52,281
   3,700   Helmerich & Payne, Inc. ...............................      101,981
   8,600   Noble Drilling Corp.* .................................      211,775
  23,300   Pioneer Natural Resources Co.*/** .....................      265,038
   9,200   Santa Fe Snyder Corp.* ................................       89,700
  10,200   Vintage Petroleum, Inc. ...............................      145,988
                                                                    -----------
                                                                        932,738
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           OIL & GAS FIELD MACHINERY & EQUIPMENT--0.2%
  12,500   Varco International, Inc.* ............................  $   154,688
                                                                    -----------
           OIL & GAS FIELD - SERVICES--0.1%
   7,300   Seitel, Inc.*/** ......................................       71,175
                                                                    -----------
           OIL REFINING--0.7%
  23,600   Tesoro Petroleum Corp.*/** ............................      426,275
                                                                    -----------
           PHARMACEUTICALS--4.8%
   8,700   Alpharma Inc., Class A** ..............................      294,713
   1,600   Andrx Corp.*/** .......................................      115,000
   9,000   Barr Laboratories, Inc.*/** ...........................      310,500
   4,918   Bindley Western Industries, Inc. ......................       82,377
   5,700   IDEC Pharmaceuticals Corp.* ...........................      724,256
   8,700   Jones Pharma Inc.* ....................................      235,444
  10,000   King Pharmaceuticals, Inc.*/** ........................      346,250
  24,400   Liposome Co., Inc. (The)* .............................      481,138
   3,400   MedImmune, Inc.* ......................................      350,838
   2,100   Roberts Pharmaceutical Corp.* .........................       56,306
                                                                    -----------
                                                                      2,996,822
                                                                    -----------
           PLASTICS--0.8%
  22,700   Tupperware Corp. ......................................      512,169
                                                                    -----------
           REAL ESTATE--0.2%
   8,300   Catellus Development Corp.* ...........................      113,606
                                                                    -----------
           RECREATIONAL--0.6%
  10,800   Bally Total Fitness Holding Corp.*/** .................      346,275
                                                                    -----------
           RESIDENTIAL CONSTRUCTION--1.1%
  17,700   D.R. Horton, Inc. .....................................      257,756
  11,400   Kaufman and Broad Home Corp.** ........................      232,987
   2,900   Pulte Corp.* ..........................................       67,063
  12,500   Standard Pacific Corp. ................................      139,844
                                                                    -----------
                                                                        697,650
                                                                    -----------
           RESTAURANTS--0.8%
  10,850   CEC Entertainment Inc.* ...............................      302,444
   5,700   Foodmaker, Inc.* ......................................      131,456
   3,000   RARE Hospitality International, Inc.* .................       59,063
                                                                    -----------
                                                                        492,963
                                                                    -----------
           RETAIL - COMPUTER EQUIPMENT--0.2%
   1,100   CDW Computer Centers, Inc.* ...........................       48,812
   2,300   Insight Enterprises, Inc.*/** .........................       69,575
                                                                    -----------
                                                                        118,387
                                                                    -----------
           RETAIL - DRUG STORES--0.5%
   9,700   Duane Reade Inc.*/** ..................................      305,550
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           RETAIL - FAMILY CLOTHING STORES--0.1%
   1,700   Factory 2-U Stores Inc. * .............................  $    48,556
                                                                    -----------
           RETAIL - JEWELRY STORES--0.3%
   2,900   Claire's Stores, Inc. .................................       54,556
   2,600   Tiffany & Co. .........................................      137,475
                                                                    -----------
                                                                        192,031
                                                                    -----------
           RETAIL - SHOE STORES--0.2%
   3,000   Footstar, Inc.* .......................................       97,500
                                                                    -----------
           RETAIL - SPECIALTY--1.4%
   1,800   Best Buy Co., Inc.* ...................................      126,450
   6,900   Cost Plus, Inc.* ......................................      307,050
   3,800   CSK Auto Corp.*/** ....................................       90,250
   4,600   Hot Topic, Inc.* ......................................      125,638
  28,100   Musicland Stores Corp.* ...............................      238,850
                                                                    -----------
                                                                        888,238
                                                                    -----------
           RETAIL - SPECIALTY APPAREL--4.0%
   5,300   Abercrombie & Fitch Co., Class A* .....................      184,838
  14,150   American Eagle Outfitters, Inc.* ......................      555,388
  11,500   bebe stores, inc.* ....................................      276,000
   3,000   Chico's Fas, Inc.* ....................................       66,563
  13,800   Children's Place Retail Stores, Inc. (The)* ...........      436,425
  12,400   Pacific Sunwear of California, Inc.* ..................      288,300
  13,100   Ross Stores, Inc. .....................................      545,288
   5,600   TJX Companies, Inc. (The) .............................      161,700
                                                                    -----------
                                                                      2,514,502
                                                                    -----------
           RETAIL - SPECIALTY APPAREL - SHOES--0.0%
   1,400   Genesco Inc.*/** ......................................       16,625
                                                                    -----------
           SCHOOLS--0.2%
   6,700   DeVry, Inc. * .........................................      139,863
                                                                    -----------
           SERVICES - COMPUTER INTEGRATED SYSTEMS
           DESIGN--0.1%
     800   Comverse Technology, Inc.* ............................       62,400
                                                                    -----------
           SERVICES - EMPLOYMENT AGENCIES--0.3%
  10,350   Labor Ready, Inc.*/** .................................      166,247
                                                                    -----------
           SERVICES - HEALTH CARE MANAGEMENT--1.4%
   6,300   Dendrite International, Inc.* .........................      262,238
  14,600   InfoCure Corp.*/** ....................................      281,050
  20,600   Orthodontic Centers of America, Inc.*/** ..............      334,750
                                                                    -----------
                                                                        878,038
                                                                    -----------
           SERVICES - HOME HEALTH CARE SERVICES--0.2%
   1,400   Express Scripts, Inc., Class A* .......................       94,325
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           STEEL--0.3%
   6,300   National Steel Corp., Class B .........................  $    51,188
   8,700   Ryerson Tull, Inc.* ...................................      164,756
                                                                    -----------
                                                                        215,944
                                                                    -----------
           TELECOMMUNICATIONS--0.8%
   2,900   CapRock Communications Corp.*/** ......................       71,413
  15,900   CellStar Corp.*/** ....................................       84,469
   1,800   JDS Uniphase Corp.*/** ................................      190,913
   2,100   MasTec, Inc. * ........................................       58,669
  11,100   TALK.com, Inc.*/** ....................................      114,469
                                                                    -----------
                                                                        519,933
                                                                    -----------
           TELECOMMUNICATIONS EQUIPMENT--7.4%
  11,700   Carrier Access Corp.*/** ..............................      567,450
   3,300   CommScope, Inc.* ......................................      113,644
   5,600   Harmonic Inc.* ........................................      705,600
  10,300   Periphonics Corp.*/** .................................      278,100
   7,200   Plantronics, Inc.*/** .................................      364,500
  14,800   Polycom, Inc.* ........................................      541,125
  13,500   Powerwave Technologies, Inc.* .........................      572,906
   2,891   QUALCOMM Inc.* ........................................      555,614
   7,900   Scientific-Atlanta, Inc. ..............................      404,875
  12,100   Superior TeleCom Inc.** ...............................      318,381
   2,600   Tellabs, Inc.* ........................................      154,863
   7,700   Westell Technologies, Inc., Class A*/** ...............       58,231
                                                                    -----------
                                                                      4,635,289
                                                                    -----------
           TOBACCO--0.1%
   2,400   Universal Corp. .......................................       68,100
                                                                    -----------
           TOYS--0.6%
  11,900   JAKKS Pacific, Inc.* ..................................      359,975
                                                                    -----------
           TRANSPORTATION--0.4%
   2,300   American Freightways Corp.* ...........................       48,300
   3,800   USFreightways Corp. ...................................      184,300
                                                                    -----------
                                                                        232,600
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           UTILITIES--1.5%
   7,800   Calpine Corp.* ........................................  $   706,875
  12,800   Public Service Co. of New Mexico ......................      240,800
                                                                    -----------
                                                                        947,675
                                                                    -----------
           VISIONCARE--0.9%
  14,400   Laser Vision Centers, Inc.* ...........................      344,700
  31,400   LCA-Vision Inc.* ......................................      209,988
                                                                    -----------
                                                                        554,688
                                                                    -----------
           WHOLESALE - DRUG DISTRIBUTION--0.8%
   9,500   AmeriSource Health Corp., Class A* ....................      245,219
   8,400   Priority Healthcare Corp., Class B* ...................      236,250
                                                                    -----------
                                                                        481,469
                                                                    -----------
           WHOLESALE - OFFICE & BUSINESS
           EQUIPMENT--0.4%
  11,600   United Stationers Inc.*/** ............................      262,450
                                                                    -----------
           Total Common Stocks
             (Cost $57,784,506) ..................................   61,939,662
                                                                    -----------
  PRINCIPAL
AMOUNT (000'S)
--------------
           SHORT-TERM INVESTMENT--0.4%
           REPURCHASE AGREEMENT--0.4%
           Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/99 to be
             repurchased at $260,572)
             5.43%, 09/01/99
    $261     (Cost $260,533) (Note 6) ............................      260,533
                                                                    -----------
           Total Investments -- 99.7%
             (Cost $58,045,039) ..................................   62,200,195
                                                                    -----------
           Other Assets in Excess
             of Liabilities -- 0.3% ..............................      175,628
                                                                    -----------
           Net Assets -- 100.0% ..................................  $62,375,823
                                                                    ===========

-----------
  *Non-income producing.
 **Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--98.1%
           AEROSPACE--0.6%
   7,350   Cordant Technologies, Inc. ............................  $   304,106
                                                                    -----------
           AGRICULTURAL SERVICES--0.6%
  17,800   IMC Global Inc. .......................................      283,687
                                                                    -----------
           AIRLINES--1.2%
   2,000   Alaska Air Group, Inc.* ...............................       86,500
   7,500   UAL Corp.* ............................................      486,094
                                                                    -----------
                                                                        572,594
                                                                    -----------
           APPAREL--2.8%
  14,500   Jones Apparel Group, Inc.* ............................      376,094
  13,400   Tommy Hilfiger Corp.* .................................      454,762
  25,100   Warnaco Group, Inc. (The), Class A** ..................      552,200
                                                                    -----------
                                                                      1,383,056
                                                                    -----------
           AUTOMOBILE MANUFACTURING--0.1%
   1,300   PACCAR Inc. ...........................................       71,662
                                                                    -----------
           AUTOMOBILE PARTS & EQUIPMENT--2.8%
   2,700   Borg-Warner Automotive, Inc.** ........................      127,912
  26,200   Delphi Automotive Systems Corp. .......................      491,250
  26,600   Meritor Automotive, Inc. ..............................      580,212
   9,200   Tower Automotive, Inc.*/** ............................      184,000
                                                                    -----------
                                                                      1,383,374
                                                                    -----------
           BANKS--1.3%
  20,600   AmSouth Bancorporation** ..............................      450,625
   2,500   North Fork Bancorporation, Inc. .......................       45,312
   4,200   SouthTrust Corp. ......................................      148,313
                                                                    -----------
                                                                        644,250
                                                                    -----------
           BROKERAGE--1.4%
   4,500   Bear Stearns Companies Inc. (The) .....................      187,312
   8,900   Lehman Brothers Holdings Inc. .........................      478,375
                                                                    -----------
                                                                        665,687
                                                                    -----------
           BUILDING SUPPLIES--4.2%
   7,300   Armstrong World Industries, Inc. ......................      354,506
   2,200   Carlisle Companies Inc. ...............................       88,000
  23,000   Johns Manville Corp. ..................................      330,625
  16,800   Lafarge Corp. .........................................      462,000
  14,700   Louisiana-Pacific Corp. ...............................      271,950
   3,300   Owens Corning .........................................       92,812
   9,300   USG Corp. .............................................      455,700
                                                                    -----------
                                                                      2,055,593
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           BUSINESS SERVICES--3.1%
  18,900   CSG Systems International, Inc.* ......................  $   426,431
  14,100   Navigant Consulting, Inc.* ............................      618,637
  17,400   Whittman-Hart, Inc.* ..................................      457,838
                                                                    -----------
                                                                      1,502,906
                                                                    -----------
           CABLE & OTHER PAY TELEVISION SERVICES--0.5%
   4,000   Adelphia Communications Corp.
             Class A* ............................................      248,000
                                                                    -----------
           CHEMICALS - DIVERSIFIED--2.0%
   5,000   FMC Corp.* ............................................      291,250
   2,800   Hercules Inc. .........................................       91,175
  29,100   Solutia Inc. ..........................................      582,000
                                                                    -----------
                                                                        964,425
                                                                    -----------
           CHEMICALS - SPECIALTY--1.5%
   2,200   Cytec Industries Inc.* ................................       51,287
  17,700   Engelhard Corp. .......................................      352,894
  17,700   W.R. Grace & Co.* .....................................      338,512
                                                                    -----------
                                                                        742,693
                                                                    -----------
           COMMERCIAL PRINTING--1.4%
   7,200   R.R. Donnelley & Sons Co. .............................      225,900
  11,050   Valassis Communications, Inc.* ........................      483,437
                                                                    -----------
                                                                        709,337
                                                                    -----------
           COMPUTER NETWORKING PRODUCTS--1.7%
  13,200   Adaptec, Inc.* ........................................      514,800
   9,900   MMC Networks, Inc.* ...................................      305,662
                                                                    -----------
                                                                        820,462
                                                                    -----------
           COMPUTERS, SOFTWARE & SERVICING--12.5%
  14,500   Citrix Systems, Inc.* .................................      826,500
   8,300   Compuware Corp.* ......................................      250,556
  20,500   Diebold, Inc. .........................................      545,812
   1,800   Extreme Networks, Inc.* ...............................      115,087
  15,500   Legato Systems, Inc.* .................................      667,469
  10,600   Mercury Interactive Corp.* ............................      506,150
  14,000   Peregrine Systems, Inc.* ..............................      462,000
   5,100   Rational Software Corp.* ..............................      138,019
  12,300   Siebel Systems, Inc.* .................................      844,856
  18,900   Sterling Software, Inc.* ..............................      380,362
   9,600   Unisys Corp.* .........................................      412,800
  16,900   VERITAS Software Corp.* ...............................    1,001,325
                                                                    -----------
                                                                      6,150,936
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           ELECTRIC UTILITY--0.1%
     800   GPU, Inc. .............................................  $    27,300
                                                                    -----------
           ELECTRONIC COMPONENTS--0.5%
   7,000   Sawtek Inc.* ..........................................      231,437
                                                                    -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--1.8%
   1,100   Applied Micro Circuits Corp.* .........................      101,475
   6,700   CTS Corp. .............................................      319,088
  11,100   RF Micro Devices, Inc.* ...............................      487,706
                                                                    -----------
                                                                        908,269
                                                                    -----------
           ELECTRONICS--0.1%
     700   Johnson Controls, Inc. ................................       47,863
                                                                    -----------
           ENTERTAINMENT--0.7%
   4,800   Univision Communications Inc., Class A* ...............      354,000
                                                                    -----------
           FINANCIAL SERVICES--2.3%
   1,800   Ambac Financial Group, Inc. ...........................       95,063
  20,400   Edwards (A.G.), Inc. ..................................      512,550
  16,300   Metris Companies, Inc. ................................      449,269
   2,200   Profit Recovery Group International,
             Inc. (The)* .........................................       83,738
                                                                    -----------
                                                                      1,140,620
                                                                    -----------
           FOOD & AGRICULTURE--5.8%
  20,500   ConAgra, Inc. .........................................      502,250
   4,000   Corn Products International, Inc.* ....................      130,250
  26,800   IBP, Inc. .............................................      614,725
  25,200   International Home Foods, Inc.* .......................      504,000
  18,400   Interstate Bakeries Corp.** ...........................      440,450
   9,300   Keebler Foods Co.*/** .................................      277,256
  12,200   Smithfield Foods, Inc.* ...............................      358,375
   1,400   Suiza Foods Corp.* ....................................       44,625
                                                                    -----------
                                                                      2,871,931
                                                                    -----------
           HEALTHCARE--0.5%
   1,900   Lincare Holdings Inc.*/** .............................       50,113
   3,300   PacifiCare Health Systems, Inc. * .....................      198,000
                                                                    -----------
                                                                        248,113
                                                                    -----------
           HOME FURNISHINGS/HOUSEWARES--1.7%
  20,100   Furniture Brands International, Inc.* .................      403,256
   3,100   Mohawk Industries, Inc.* ..............................       70,138
  18,300   Shaw Industries, Inc. .................................      366,000
                                                                    -----------
                                                                        839,394
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           HOUSEHOLD PRODUCTS--0.6%
  10,100   Blyth Industries, Inc.* ...............................  $   285,956
                                                                    -----------
           INSURANCE - FINANCIAL GUARANTEE--2.5%
   6,500   MGIC Investment Corp. .................................      282,344
  14,100   PMI Group, Inc. (The)** ...............................      599,250
   7,400   Radian Group Inc. .....................................      342,713
                                                                    -----------
                                                                      1,224,307
                                                                    -----------
           INSURANCE - HEALTH & LIFE--1.3%
  17,300   Conseco, Inc. .........................................      415,200
   2,200   MONY Group Inc. (The) .................................       61,600
   6,800   UICI* .................................................      178,925
                                                                    -----------
                                                                        655,725
                                                                    -----------
           LEASING & RENTAL--0.1%
   1,200   Hertz Corp. (The), Class A ............................       48,375
                                                                    -----------
           LUMBER & WOOD PRODUCTS--1.1%
  20,400   Georgia-Pacific Corp. (Timber Group) ..................      490,875
   1,200   Georgia-Pacific Group .................................       49,650
                                                                    -----------
                                                                        540,525
                                                                    -----------
           MACHINERY--0.6%
  13,500   McDermott International, Inc. .........................      304,594
                                                                    -----------
           MANUFACTURING--2.9%
   7,600   American Standard Companies, Inc. .....................      311,600
   1,900   Lancaster Colony Corp. ................................       62,463
   2,600   National Service Industries, Inc. .....................       83,200
   1,200   Pentair, Inc. .........................................       54,600
   1,900   Tenneco Inc. ..........................................       38,238
  12,000   Trinity Industries, Inc. ..............................      376,500
  11,600   York International Corp. ..............................      477,050
                                                                    -----------
                                                                      1,403,651
                                                                    -----------
           MEDICAL INSTRUMENTS & SUPPLIES--3.3%
  10,300   Beckman Coulter, Inc.** ...............................      487,963
   5,900   DENTSPLY International Inc. ...........................      146,394
  15,700   Mallinckrodt Inc. .....................................      503,381
   9,300   Patterson Dental Co.* .................................      381,300
   1,600   Waters Corp.* .........................................      105,500
                                                                    -----------
                                                                      1,624,538
                                                                    -----------
           MEDICAL & MEDICAL SERVICES--1.2%
  14,600   MedQuist Inc.* ........................................      508,263
   1,800   Shared Medical Systems Corp.** ........................      101,138
                                                                    -----------
                                                                        609,401
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           NATURAL GAS DISTRIBUTION--2.8%
  24,200   KeySpan Corp. .........................................  $   713,900
   8,100   MCN Energy Group Inc. .................................      144,788
  23,000   Sempra Energy .........................................      513,188
                                                                    -----------
                                                                      1,371,876
                                                                    -----------
           OFFICE FURNITURE--0.5%
  11,300   Miller (Herman), Inc. .................................      266,256
                                                                    -----------
           OIL & GAS FIELD EXPLORATION--6.5%
   3,900   Amerada Hess Corp. ....................................      242,044
   4,200   Apache Corp. ..........................................      191,100
   8,700   Helmerich & Payne, Inc. ...............................      239,794
   2,700   Kerr-McGee Corp. ......................................      151,200
  27,800   Noble Drilling Corp.* .................................      684,575
  28,000   Pioneer Natural Resources Co.* ........................      318,500
  41,400   Santa Fe Snyder Corp.* ................................      403,650
  26,300   Union Pacific Resources Group Inc. ....................      471,756
  16,100   USX-Marathon Group ....................................      501,113
                                                                    -----------
                                                                      3,203,732
                                                                    -----------
           PHARMACEUTICALS--1.3%
   3,200   IDEC Pharmaceuticals Corp.* ...........................      406,600
   4,950   Jones Pharma Inc. .....................................      133,959
     900   MedImmune, Inc.* ......................................       92,869
                                                                    -----------
                                                                        633,428
                                                                    -----------
           PHOTOGRAPHIC EQUIPMENT--1.0%
   6,900   Eastman Kodak Co. .....................................      506,719
                                                                    -----------
           PLASTICS--1.0%
  21,500   Tupperware Corp. ......................................      485,094
                                                                    -----------
           RESIDENTIAL CONSTRUCTION--0.2%
   8,100   D.R. Horton, Inc. .....................................      117,956
                                                                    -----------
           RETAIL - DEPARTMENT STORES--0.5%
   9,200   Dillard's, Inc., Class A ..............................      216,200
   1,500   Federated Department Stores, Inc.* ....................       69,000
                                                                    -----------
                                                                        285,200
                                                                    -----------
           RETAIL - ELECTRONICS & COMPUTER--0.7%
   7,500   CDW Computer Centers, Inc.* ...........................      332,812
                                                                    -----------
           RETAIL - JEWELRY STORES--0.3%
   7,700   Claire's Stores, Inc. .................................      144,856
                                                                    -----------
           RETAIL - OFFICE SUPPLIES--0.1%
   1,900   Staples, Inc.* ........................................       41,325
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           RETAIL - SPECIALTY APPAREL--3.8%
   7,500   Abercrombie & Fitch Co., Class A* .....................  $   261,563
  13,700   American Eagle Outfitters, Inc.* ......................      537,725
  14,400   Ross Stores, Inc. .....................................      599,400
  16,700   TJX Companies, Inc. (The) .............................      482,213
                                                                    -----------
                                                                      1,880,901
                                                                    -----------
           SAVINGS & LOAN ASSOCIATIONS--4.6%
  14,500   Astoria Financial Corp. ...............................      476,688
  29,793   Charter One Financial, Inc. ...........................      697,342
  31,800   Dime Bancorp, Inc. ....................................      584,325
  24,100   Golden State Bancorp Inc.* ............................      483,506
                                                                    -----------
                                                                      2,241,861
                                                                    -----------
           SCHOOLS--0.5%
  11,400   DeVry, Inc.* ..........................................      237,975
                                                                    -----------
           SERVICES - EQUIPMENT RENTAL & LEASING--0.5%
  10,700   United Rentals, Inc.*/** ..............................      261,481
                                                                    -----------
           TELECOMMUNICATIONS--0.4%
   1,100   JDS Uniphase Corp.* ...................................      116,669
   1,300   RCN Corp. .............................................       54,600
                                                                    -----------
                                                                        171,269
                                                                    -----------
           TELECOMMUNICATIONS EQUIPMENT--2.9%
   2,200   Plantronics, Inc.* ....................................      111,375
   2,700   QUALCOMM Inc.* ........................................      518,906
   5,900   Scientific- Atlanta, Inc. .............................      302,375
   8,000   Tellabs, Inc.* ........................................      476,500
                                                                    -----------
                                                                      1,409,156
                                                                    -----------
           TRANSPORTATION--0.4%
   4,000   USFreightways Corp. ...................................      194,000
                                                                    -----------
           UTILITIES--3.5%
  13,300   Allegheny Energy, Inc. ................................      448,875
     600   Calpine Corp.* ........................................       54,375
   5,600   IDACORP, Inc. .........................................      175,350
  12,800   PECO Energy Co. .......................................      520,000
  17,900   PP&L Resources, Inc. ..................................      501,200
                                                                    -----------
                                                                      1,699,800
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           WHOLESALE - DRUG DISTRIBUTION--0.7%
  14,200   AmeriSource Health Corp., Class A* ....................  $   366,538
                                                                    -----------
           WHOLESALE - GROCERIES & GENERAL LINE--1.1%
  23,000   SUPERVALU INC. ........................................      517,500
                                                                    -----------
           Total Common Stocks
             (Cost $48,527,225) ..................................   48,238,502
                                                                    -----------
  PRINCIPAL
AMOUNT (000'S)
--------------
           SHORT-TERM INVESTMENT--2.8%
           REPURCHASE AGREEMENT--2.8%
           Bear, Stearns & Co. Inc.
             (Agreement dated 8/31/99 to be
             repurchased at $1,373,119)
             5.43%, 09/01/99
  $1,373     (Cost $1,372,912) (Note 6) ..........................    1,372,912
                                                                     -----------
           Total Investments -- 100.9%
             (Cost $49,900,137) ..................................   49,611,414
                                                                    -----------
           Liabilities in Excess of
             Other Assets -- (0.9%) ..............................     (455,633)
                                                                    -----------
           Net Assets -- 100.0% ..................................  $49,155,781
                                                                    ===========


---------
  *Non-income producing.
 **Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                              LARGER CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--98.1%
           AEROSPACE--0.7%
     400   B.F. Goodrich Co. (The), ..............................   $   14,775
   1,100   Cordant Technologies, Inc. ............................       45,512
                                                                     ----------
                                                                         60,287
                                                                     ----------
           AGRICULTURAL SERVICES--0.6%
   3,100   IMC Global Inc. .......................................       49,406
                                                                     ----------
           AIRLINES--1.6%
   1,000   Alaska Air Group, Inc.* ...............................       43,250
   1,400   UAL Corp.* ............................................       90,737
                                                                     ----------
                                                                        133,987
                                                                     ----------
           APPAREL--1.0%
   1,200   Jones Apparel Group, Inc.* ............................       31,125
   2,500   Warnaco Group, Inc. (The), Class A ....................       55,000
                                                                     ----------
                                                                         86,125
                                                                     ----------
           AUTOMOBILE MANUFACTURING--0.1%
     200   PACCAR Inc. ...........................................       11,025
                                                                     ----------
           AUTOMOBILE PARTS & EQUIPMENT--2.4%
     400   Borg-Warner Automotive, Inc.** ........................       18,950
   6,669   Delphi Automotive Systems Corp. .......................      125,044
   1,800   Meritor Automotive, Inc. ..............................       39,262
     800   Tower Automotive, Inc.* ...............................       16,000
                                                                     ----------
                                                                        199,256
                                                                     ----------
           AUTOMOBILE RENTALS--0.2%
     500   Hertz Corp. (The), Class A ............................       20,156
                                                                     ----------
           BANKS--9.0%
   5,900   AmSouth Bancorporation** ..............................      129,062
   2,900   BB&T Corp. ............................................       97,150
   2,500   Comerica Inc. .........................................      130,156
     700   Hudson United Bancorp .................................       22,269
   2,000   KeyCorp ...............................................       58,000
   4,000   National City Corp. ...................................      110,500
   1,400   North Fork Bancorporation, Inc. .......................       25,375
     800   Old Kent Financial Corp. ..............................       31,600
     900   Pacific Century Financial Corp. .......................       16,706
   3,000   SouthTrust Corp. ......................................      105,937
     400   UnionBanCal Corp. .....................................       15,350
                                                                     ----------
                                                                        742,105
                                                                     ----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           BROKERAGE--3.4%
   2,900   Bear Stearns Companies Inc. (The) .....................   $  120,712
   2,300   Lehman Brothers Holdings Inc. .........................      123,625
     400   Morgan Stanley, Dean Witter & Co. .....................       34,325
                                                                     ----------
                                                                        278,662
                                                                     ----------
           BUILDING SUPPLIES--3.6%
   1,200   Armstrong World Industries, Inc. ......................       58,275
     400   Carlisle Companies Inc. ...............................       16,000
   1,600   Lafarge Corp. .........................................       44,000
   3,500   Louisiana-Pacific Corp. ...............................       64,750
   1,000   Owens Corning .........................................       28,125
     300   Southdown, Inc. .......................................       15,150
   1,400   USG Corp. .............................................       68,600
                                                                     ----------
                                                                        294,900
                                                                     ----------
           BUSINESS SERVICES--0.1%
     200   American Management Systems, Inc.* ....................        5,725
                                                                     ----------
           CHEMICALS - DIVERSIFIED--2.1%
   1,000   FMC Corp.* ............................................       58,250
   1,200   Hercules Inc. .........................................       39,075
   3,900   Solutia Inc. ..........................................       78,000
                                                                     ----------
                                                                        175,325
                                                                     ----------
           CHEMICALS - SPECIALTY--1.4%
     700   Cytec Industries Inc.* ................................       16,319
   3,600   Engelhard Corp. .......................................       71,775
   1,600   W.R. Grace & Co.* .....................................       30,600
                                                                     ----------
                                                                        118,694
                                                                     ----------
           COMMERCIAL PRINTING--1.5%
   3,200   R.R. Donnelley & Sons Co. .............................      100,400
     500   Valassis Communications, Inc.* ........................       21,875
                                                                     ----------
                                                                        122,275
                                                                     ----------
           COMPUTER & OFFICE EQUIPMENT--0.1%
     100   Lexmark International Group, Inc.,
             Class A* ............................................        7,875
                                                                     ----------
           COMPUTERS, SOFTWARE & SERVICING--4.3%
   1,300   Adaptec, Inc.* ........................................       50,700
   2,300   Computer Associates International, Inc. ...............      129,950
   2,600   Diebold, Inc. .........................................       69,225
     100   International Business Machines
             Corp. (IBM) .........................................       12,456
   2,900   Sterling Software, Inc.* ..............................       58,362
     800   Unisys Corp.* .........................................       34,400
                                                                     ----------
                                                                        355,093
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                              LARGER CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           CONSUMER PRODUCTS--0.6%
     900   Kimberly-Clark Corp. ..................................   $   51,244
                                                                     ----------
           ELECTRIC & OTHER SERVICES--0.4%
   1,300   LG&E Energy Corp. .....................................       29,900
                                                                     ----------
           ELECTRIC UTILITY--1.2%
   3,000   GPU, Inc. .............................................      102,375
                                                                     ----------
           ELECTRONICS--0.4%
     500   Johnson Controls, Inc. ................................       34,187
                                                                     ----------
           ENERGY--2.1%
     900   DTE Energy Co. ........................................       35,494
   4,300   Edison International ..................................      109,112
   1,600   Questar Corp. .........................................       30,200
                                                                     ----------
                                                                        174,806
                                                                     ----------
           FINANCIAL SERVICES--3.3%
   2,250   Citigroup Inc. ........................................       99,984
   1,800   Countrywide Credit Industries, Inc. ...................       57,825
   2,800   Edwards (A.G.), Inc. ..................................       70,350
     700   Heller Financial, Inc. ................................       16,012
     700   Household International, Inc. .........................       26,425
                                                                     ----------
                                                                        270,596
                                                                     ----------
           FOOD & AGRICULTURE--3.9%
   6,300   ConAgra, Inc. .........................................      154,350
     600   Dean Foods Co. ........................................       24,150
   2,300   IBP, Inc. .............................................       52,756
   1,300   International Home Foods, Inc.* .......................       26,000
   1,500   Interstate Bakeries Corp.** ...........................       35,906
     500   Smithfield Foods, Inc.* ...............................       14,687
     700   Universal Foods Corp. .................................       14,787
                                                                     ----------
                                                                        322,636
                                                                     ----------
           FOOD PREPARATION--0.2%
     400   H.J. Heinz Co. ........................................       18,675
                                                                     ----------
           HEALTHCARE--0.4%
   1,100   HEALTHSOUTH Corp.* ....................................        9,006
     400   PacifiCare Health Systems, Inc.* ......................       24,000
                                                                     ----------
                                                                         33,006
                                                                     ----------
           HOME FURNISHINGS/HOUSEWARES--1.2%
   1,300   Furniture Brands International, Inc.* .................       26,081
     800   Mohawk Industries, Inc.* ..............................       18,100
   2,900   Shaw Industries, Inc. .................................       58,000
                                                                     ----------
                                                                        102,181
                                                                     ----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           INSURANCE - FINANCIAL GUARANTEE--5.0%
   1,600   Ambac Financial Group, Inc. ...........................   $   84,500
     600   Financial Security Assurance
             Holdings Ltd. .......................................       30,037
   2,800   MGIC Investment Corp. .................................      121,625
   2,150   PMI Group, Inc. (The) .................................       91,375
   1,800   Radian Group Inc. .....................................       83,363
                                                                     ----------
                                                                        410,900
                                                                     ----------
           INSURANCE - HEALTH & LIFE--1.6%
   4,500   Conseco, Inc. .........................................      108,000
     100   Equitable Companies Inc. (The) ........................        6,175
     500   Nationwide Financial Services,
             Inc., Class A .......................................       18,250
                                                                     ----------
                                                                        132,425
                                                                     ----------
           LUMBER & WOOD PRODUCTS--0.8%
     700   Georgia Pacific Group .................................       28,963
   1,500   Georgia-Pacific Corp. (Timber Group) ..................       36,094
                                                                     ----------
                                                                         65,057
                                                                     ----------
           MACHINERY--0.7%
   2,500   McDermott International, Inc. .........................       56,406
                                                                     ----------
           MANUFACTURING--2.8%
   1,400   American Standard Companies, Inc. .....................       57,400
     800   Crane Co. .............................................       19,250
     700   National Service Industries, Inc. .....................       22,400
     200   Pentair, Inc. .........................................        9,100
     300   Premark International, Inc. ...........................        9,975
     200   Snap-On, Inc. .........................................        6,763
   1,200   Tenneco Inc. ..........................................       24,150
     800   Trinity Industries, Inc. ..............................       25,100
   1,500   York International Corp. ..............................       61,688
                                                                     ----------
                                                                        235,826
                                                                     ----------
           MEDICAL INSTRUMENTS & SUPPLIES--1.5%
     500   Baxter International, Inc. ............................       33,531
     600   Beckman Coulter, Inc. .................................       28,425
     500   DENTSPLY International Inc. ...........................       12,406
   1,600   Mallinckrodt Inc. .....................................       51,300
                                                                     ----------
                                                                        125,662
                                                                     ----------
           MEDICAL & MEDICAL SERVICES--0.6%
     900   Shared Medical Systems Corp.** ........................       50,569
                                                                     ----------
           METALS & MINING--0.1%
     200   Cyprus Amax Minerals Co. ..............................        3,388
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                              LARGER CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           NATURAL GAS DISTRIBUTION--5.0%
   2,900   El Paso Energy Corp. ..................................   $  106,031
   4,200   KeySpan Corp. .........................................      123,900
   2,000   MCN Energy Group Inc. .................................       35,750
     300   National Fuel Gas Co. .................................       14,119
     200   NICOR Inc. ............................................        7,738
   5,600   Sempra Energy .........................................      124,950
                                                                     ----------
                                                                        412,488
                                                                     ----------
           NEWSPAPER PUBLISHING & PRINTING--0.4%
     700   Central Newspapers, Inc., Class A .....................       29,619
                                                                     ----------
           OFFICE FURNITURE--0.1%
     400   Miller (Herman), Inc. .................................        9,425
                                                                     ----------
           OIL & GAS FIELD EXPLORATION--8.9%
   2,000   Amerada Hess Corp. ....................................      124,125
     200   Apache Corp. ..........................................        9,100
     700   Helmerich & Payne, Inc. ...............................       19,294
   2,300   Kerr-McGee Corp. ......................................      128,800
     900   Murphy Oil Corp. ......................................       45,675
     100   Noble Drilling Corp.* .................................        2,463
   5,200   Occidental Petroleum Corp. ............................      112,775
   1,800   Pioneer Natural Resources Co.*/** .....................       20,475
     800   Santa Fe Snyder Corp.* ................................        7,800
     300   Transocean Offshore, Inc. .............................       10,200
   6,900   Union Pacific Resources Group Inc. ....................      123,769
   4,200   USX-Marathon Group ....................................      130,725
                                                                     ----------
                                                                        735,201
                                                                     ----------
           PHOTOGRAPHIC EQUIPMENT--2.0%
   2,300   Eastman Kodak Co. .....................................      168,906
                                                                     ----------
           PLASTICS--0.4%
   1,300   Tupperware Corp. ......................................       29,331
                                                                     ----------
           RESIDENTIAL CONSTRUCTION--0.7%
   2,200   D.R. Horton, Inc. .....................................       32,038
   1,300   Kaufman and Broad Home Corp.** ........................       26,569
                                                                     ----------
                                                                         58,607
                                                                     ----------
           RESTAURANTS--0.1%
     200   Foodmaker, Inc. * .....................................        4,613
                                                                     ----------
           RETAIL - DEPARTMENT STORES--2.2%
   2,200   Dillard's, Inc., Class A ..............................       51,700
     300   Federated Department Stores, Inc.* ....................       13,800
   3,500   Kmart Corp.* ..........................................       43,969

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           RETAIL - DEPARTMENT STORES--(CONTINUED)
   1,000   May Department Stores Co. (The) .......................   $   39,063
     800   Sears, Roebuck & Co. ..................................       30,000
                                                                     ----------
                                                                        178,532
                                                                     ----------
           RETAIL - JEWELRY STORES--0.3%
   1,300   Claire's Stores, Inc. .................................       24,456
                                                                     ----------
           RETAIL - SPECIALTY APPAREL--1.7%
   1,600   Ross Stores, Inc. .....................................       66,600
   2,500   TJX Companies, Inc. (The) .............................       72,188
                                                                     ----------
                                                                        138,788
                                                                     ----------
           SAVINGS & LOAN ASSOCIATIONS--4.6%
   1,400   Astoria Financial Corp. ...............................       46,025
   4,012   Charter One Financial, Inc. ...........................       93,906
   5,200   Dime Bancorp, Inc. ....................................       95,550
   4,700   Golden State Bancorp Inc.* ............................       94,294
     100   Golden West Financial Corp. ...........................        9,081
   1,325   Washington Mutual, Inc. ...............................       42,069
                                                                     ----------
                                                                        380,925
                                                                     ----------
           SERVICES - EMPLOYMENT AGENCIES--0.1%
     300   Interim Services Inc.* ................................        5,531
                                                                     ----------
           TELECOMMUNICATIONS--6.6%
   4,400   Bell Atlantic Corp. ...................................      269,500
   5,900   BellSouth Corp. .......................................      266,975
     200   RCN Corp. .............................................        8,400
                                                                     ----------
                                                                        544,875
                                                                     ----------
           TELECOMMUNICATIONS EQUIPMENT--0.1%
     200   Plantronics, Inc.* ....................................       10,125
                                                                     ----------
           TOBACCO--0.1%
     100   Universal Corp. .......................................        2,838
                                                                     ----------
           TRANSPORTATION--0.3%
     200   CNF Transportation Inc. ...............................        7,788
     300   USFreightways Corp. ...................................       14,550
                                                                     ----------
                                                                         22,338
                                                                     ----------
           UTILITIES--4.1%
   2,300   Allegheny Energy, Inc. ................................       77,625
   3,200   PECO Energy Co. .......................................      130,000
   4,600   PP&L Resources, Inc. ..................................      128,800
                                                                     ----------
                                                                        336,425
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                              LARGER CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           WHOLESALE - DRUG DISTRIBUTION--0.2%
     700   AmeriSource Health Corp., Class A* ....................   $   18,069
                                                                     ----------
           WHOLESALE - GROCERIES & GENERAL LINE--1.3%
   4,600   SUPERVALU INC. ........................................      103,500
                                                                     ----------
           Total Common Stocks
             (Cost $8,437,016) ...................................    8,095,327
                                                                     ----------
  PRINCIPAL
AMOUNT (000'S)
--------------
           SHORT-TERM INVESTMENT--3.5%
           REPURCHASE AGREEMENT--3.5%
           Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/99 to be
             repurchased at $293,671)
             5.430%, 09/01/99
    $294     (Cost $293,627) (Note 6) ............................      293,627
                                                                     ----------
           Total Investments -- 101.6%
             (Cost $8,730,643) ...................................    8,388,954
                                                                     ----------
           Liabilities in Excess of
             Other Assets -- (1.6%) ..............................     (132,963)
                                                                     ----------
           Net Assets -- 100.0% ..................................   $8,255,991
                                                                     ==========

-----------
  *Non-income producing.
 **Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--95.7%
           ADVERTISING--0.6%
   3,000   ADVO, Inc.* ...........................................  $    58,875
     400   True North Communications Inc. ........................       13,175
                                                                    -----------
                                                                         72,050
                                                                    -----------
           AEROSPACE--1.1%
   4,100   BE Aerospace, Inc.* ...................................       70,981
   1,300   Cordant Technologies, Inc. ............................       53,787
                                                                    -----------
                                                                        124,768
                                                                    -----------
           AIRLINES--0.8%
     200   Alaska Air Group, Inc.* ...............................        8,650
   4,000   America West Holdings Corp., Class B* .................       78,000
                                                                    -----------
                                                                         86,650
                                                                    -----------
           ALUMINUM--0.2%
   1,400   Commonwealth Industries, Inc. .........................       20,125
                                                                    -----------
           AMUSEMENT & RECREATIONAL SERVICES--0.1%
     200   Polaris Industries Inc. ...............................        7,187
                                                                    -----------
           APPAREL--2.7%
   6,900   Kellwood Co. ..........................................      164,737
   1,000   Russell Corp. .........................................       16,750
   6,000   Warnaco Group, Inc. (The), Class A ....................      132,000
                                                                    -----------
                                                                        313,487
                                                                    -----------
           AUTOMOBILE PARTS & EQUIPMENT--3.4%
   3,100   American Axle & Manufacturing
             Holdings, Inc.* .....................................       48,437
   3,000   Arvin Industries, Inc.* ...............................      107,250
   2,200   Borg-Warner Automotive, Inc.** ........................      104,225
   6,100   Meritor Automotive, Inc. ..............................      133,056
                                                                    -----------
                                                                        392,968
                                                                    -----------
           AUTOMOBILE RENTALS--0.1%
     300   Avis Rent A Car, Inc.* ................................        6,600
     300   Dollar Thrifty Automotive Group, Inc.* ................        5,644
                                                                    -----------
                                                                         12,244
                                                                    -----------
           BANKS--6.7%
   7,700   Bay View Capital Corp. ................................      125,606
     500   Centura Banks, Inc. ...................................       23,156
   2,500   City National Corp. ...................................       82,969
  10,800   Colonial BancGroup, Inc. (The) ........................      133,650
   4,800   GBC Bancorp ...........................................       94,200
   4,300   Hudson United Bancorp .................................      136,794

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           BANKS--(CONTINUED)
   1,500   Oriental Financial Group Inc.*/** .....................  $    35,437
   7,600   Pacific Century Financial Corp. .......................      141,075
                                                                    -----------
                                                                        772,887
                                                                    -----------
           BUILDING SUPPLIES--1.7%
   3,500   Centex Construction Products, Inc. ....................      134,531
     900   Hughes Supply, Inc. ...................................       20,925
   1,500   Owens Corning .........................................       42,187
                                                                    -----------
                                                                        197,643
                                                                    -----------
           CHEMICALS - SPECIALTY--1.8%
   3,300   Cytec Industries Inc.* ................................       76,931
   1,500   Ferro Corp. ...........................................       36,000
   4,500   NL Industries, Inc.** .................................       54,281
   2,300   W.R. Grace & Co.* .....................................       43,987
                                                                    -----------
                                                                        211,199
                                                                    -----------
           COMMERCIAL SERVICES--0.2%
   1,000   Wallace Computer Services, Inc. .......................       21,375
                                                                    -----------
           COMPUTER COMPONENTS--0.2%
   2,200   Equinox Systems Inc.* .................................       28,050
                                                                    -----------
           COMPUTERS, SOFTWARE & SERVICING--2.4%
   3,600   Analysts International Corp. ..........................       48,150
   3,000   Diebold, Inc. .........................................       79,875
   4,800   InterVoice-Brite, Inc.* ...............................       66,000
     400   Symantec Corp.* .......................................       12,000
   2,200   THQ Inc.* .............................................       69,575
                                                                    -----------
                                                                        275,600
                                                                    -----------
           CONSUMER PRODUCTS--0.2%
   1,300   Jostens, Inc. .........................................       26,162
                                                                    -----------
           ELECTRIC SERVICES--1.1%
   3,300   UniSource Energy Corp.*/ ** ...........................       39,394
   3,700   Western Resources, Inc.** .............................       88,337
                                                                    -----------
                                                                        127,731
                                                                    -----------
           ELECTRICAL EQUIPMENT--4.1%
   6,000   AMETEK, Inc. ..........................................      124,875
   4,200   C&D Technologies, Inc. ................................      132,300
   9,500   General Cable Corp. ...................................      137,750
   2,100   Tektronix, Inc. .......................................       69,825
                                                                    -----------
                                                                        464,750
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           ELECTRONIC COMPONENTS & ACCESSORIES--1.3%
   3,400   Park Electrochemical Corp. ............................  $    98,812
   3,100   Pioneer-Standard Electronics, Inc.** ..................       43,787
                                                                    -----------
                                                                        142,599
                                                                    -----------
           ENERGY--1.2%
   7,500   Questar Corp. .........................................      141,562
                                                                    -----------
           FINANCIAL SERVICES--5.8%
   5,200   American Captial Strategies Ltd. ......................       90,025
  10,000   Doral Financial Corp. .................................      138,750
   7,100   Federated Investors, Inc., Class B** ..................      130,462
   2,500   Freedom Securities Corp. ..............................       35,156
   6,100   Heller Financial, Inc. ................................      139,537
     500   John Nuveen Co. (The), Class A** ......................       19,531
   4,900   Waddell & Reed Financial, Inc., Class A ...............      111,169
                                                                    -----------
                                                                        664,630
                                                                    -----------
           FOOD & AGRICULTURE--4.2%
   4,900   Interstate Bakeries Corp.** ...........................      117,294
   2,800   Michael Foods, Inc. ...................................       77,525
   1,800   Pilgrim's Pride Corp., Class A * ......................       14,625
   8,900   Pilgrim's Pride Corp., Class B ........................       94,562
   1,000   Suiza Foods Corp.* ....................................       31,875
   7,100   Universal Foods Corp. .................................      149,987
                                                                    -----------
                                                                        485,868
                                                                    -----------
           HOME FURNISHINGS/HOUSEWARES--1.7%
   1,000   Department 56, Inc.* ..................................       28,000
   1,100   Furniture Brands International, Inc.* .................       22,069
   4,600   Libbey, Inc. ..........................................      140,875
                                                                    -----------
                                                                        190,944
                                                                    -----------
           HOTELS--0.5%
   5,800   Prime Hospitality Corp.* ..............................       54,012
                                                                    -----------
           INDUSTRIAL MACHINERY--0.6%
   2,700   Terex Corp.* ..........................................       72,562
                                                                    -----------
           INSURANCE - FINANCIAL GUARANTEE--2.6%
   4,200   Enhance Financial Services Group Inc.* ................       86,100
   1,650   PMI Group, Inc. (The) .................................       70,125
   3,000   Radian Group Inc. .....................................      138,937
                                                                    -----------
                                                                        295,162
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           INSURANCE - HEALTH & LIFE--2.5%
   3,400   AmerUs Life Holdings, Inc., Class A ...................  $    82,025
   1,700   Delphi Financial Group, Inc., Class A* ................       60,350
   5,500   Liberty Financial Companies, Inc.** ...................      141,625
                                                                    -----------
                                                                        284,000
                                                                    -----------
           INSURANCE - PROPERTY & CASUALTY--3.8%
   3,300   Acceptance Insurance Co. Inc.* ........................       43,725
   4,400   Everest Reinsurance Holdings, Inc. ....................      122,100
     600   FPIC Insurance Group, Inc.* ...........................       10,425
   5,100   Fremont General Corp. .................................       50,681
  11,500   Frontier Insurance Group, Inc. ........................      139,437
   3,600   Selective Insurance Group, Inc. .......................       64,125
                                                                    -----------
                                                                        430,493
                                                                    -----------
           INSURANCE - TITLE INSURANCE--0.4%
   1,000   Chicago Title Corp. ...................................       45,312
                                                                    -----------
           LEISURE & ENTERTAINMENT--1.5%
   7,800   Acclaim Entertainment, Inc.*/ ** ......................       55,088
     600   Anchor Gaming* ........................................       29,156
   4,800   International Game Technology* ........................       84,000
                                                                    -----------
                                                                        168,244
                                                                    -----------
           MACHINERY--3.3%
   2,900   Applied Industrial Technologies, Inc. .................       43,681
   2,400   Graco Inc. ............................................       80,850
   1,900   McDermott International, Inc. .........................       42,869
   1,500   Tecumseh Products Co., Class A ........................       85,500
   5,400   United Dominion Industries Ltd. .......................      126,225
                                                                    -----------
                                                                        379,125
                                                                    -----------
           MANUFACTURING--3.4%
   1,700   Crane Co.* ............................................       40,906
   3,300   Lancaster Colony Corp. ................................      108,488
   2,200   MascoTech, Inc.* ......................................       37,950
   2,900   National Service Industries, Inc. .....................       92,800
   3,500   Trinity Industries, Inc. ..............................      109,813
                                                                    -----------
                                                                        389,957
                                                                    -----------
           MEDICAL INSTRUMENTS & SUPPLIES--1.7%
   3,000   Beckman Coulter, Inc. .................................      142,125
     900   DENTSPLY International Inc. ...........................       22,331
   1,300   Maxxim Medical, Inc.* .................................       32,013
                                                                    -----------
                                                                        196,469
                                                                    -----------
           MEDICAL & MEDICAL SERVICES--0.8%
   1,700   Shared Medical Systems Corp. ..........................       95,519
                                                                    -----------


The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           METAL FABRICATING--0.8%
   1,600   Precision Castparts Corp.* ............................  $    56,800
   1,400   Quanex Corp. ..........................................       36,400
                                                                    -----------
                                                                         93,200
                                                                    -----------
           METALS & MINING--0.7%
   2,800   ASARCO Inc. ...........................................       58,450
   1,400   Cyprus Amax Minerals Co. ..............................       23,713
                                                                    -----------
                                                                         82,163
                                                                    -----------
           NATURAL GAS DISTRIBUTION--4.8%
   5,600   Energen Corp. .........................................      105,700
   2,400   Indiana Energy, Inc.* .................................       50,850
   4,900   MCN Energy Group Inc. .................................       87,588
   2,400   Midcoast Energy Resources, Inc.* ......................       42,300
     200   National Fuel Gas Co. .................................        9,413
   3,500   NICOR Inc. ............................................      135,406
   3,900   NUI Corp.** ...........................................       99,938
     600   WICOR, Inc. ...........................................       17,550
                                                                    -----------
                                                                        548,745
                                                                    -----------
           OFFICE & BUSINESS EQUIPMENT--0.6%
   3,300   United Stationers Inc.*/ ** ...........................       74,663
                                                                    -----------
           OIL & GAS FIELD EXPLORATION--2.8%
   2,500   Houston Exploration Co. (The)* ........................       53,125
   3,400   HS Resources, Inc.* ...................................       58,225
     300   Louis Dreyfus Natural Gas Corp.* ......................        6,563
   3,100   Offshore Logistics, Inc.* .............................       36,231
   6,800   Pioneer Natural Resources Co.* ........................       77,350
   1,800   Pride International, Inc.*/** .........................       26,775
   7,800   Trico Marine Services, Inc.* ..........................       62,400
                                                                    -----------
                                                                        320,669
                                                                    -----------
           OIL & GAS FIELD - SERVICES--0.2%
   2,900   Seitel, Inc.*/** ......................................       28,275
                                                                    -----------
           PAINTS, LACQUERS, VARNISH, ENAMEL--0.4%
   3,200   Lilly Industries, Inc., Class A .......................       50,800
                                                                    -----------
           PAPER & ALLIED PRODUCTS--0.8%
   4,500   Buckeye Technologies Inc.* ............................       71,438
   1,800   Schweitzer-Mauduit International, Inc.* ...............       24,413
                                                                    -----------
                                                                         95,851
                                                                    -----------
           RECYCLING--0.4%
   2,600   IMCO Recycling Inc. ...................................       40,788
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           RESIDENTIAL CONSTRUCTION--4.9%
   1,900   Beazer Homes USA, Inc.*/ ** ...........................  $    42,156
   6,300   Del Webb Corp.* .......................................      137,025
   9,300   D.R. Horton, Inc. .....................................      135,431
   7,000   Kaufman and Broad Home Corp.** ........................      143,063
   5,500   M.D.C. Holdings, Inc. .................................      103,469
     200   Ryland Group, Inc. (The)* .............................        4,813
                                                                    -----------
                                                                        565,957
                                                                    -----------
           RESTAURANTS--0.9%
   6,100   Landry's Seafood Restaurants, Inc.* ...................       51,850
   5,300   Ryan's Family Steak Houses, Inc.* .....................       51,344
                                                                    -----------
                                                                        103,194
                                                                    -----------
           RETAIL - DEPARTMENT STORES--0.1%
     200   Ames Department Stores, Inc. * ........................        5,875
                                                                    -----------
           RETAIL - JEWELRY STORES--0.5%
   3,000   Claire's Stores, Inc. .................................       56,438
                                                                    -----------
           RETAIL - SHOE STORES--0.3%
   2,100   Brown Shoe Company, Inc. ..............................       36,488
                                                                    -----------
           RETAIL - SPECIALTY--0.7%
   5,500   Heilig-Meyers Co. .....................................       29,219
   6,100   Musicland Stores Corp.* ...............................       51,850
                                                                    -----------
                                                                         81,069
                                                                    -----------
           RETAIL - SPECIALTY APPAREL--0.7%
   6,200   Cato Corp. (The), Class A .............................       83,313
                                                                    -----------
           SAVINGS & LOAN ASSOCIATIONS--4.2%
   3,000   Bank United Corp., Class A ............................      102,938
   1,000   Commercial Federal Corp. ..............................       23,250
   2,500   Flagstar Bancorp, Inc. ................................       49,375
   1,200   Sovereign Bancorp, Inc. ...............................       12,037
   5,770   Washington Federal, Inc. ..............................      137,759
   5,800   Webster Financial Corp.** .............................      156,238
                                                                    -----------
                                                                        481,597
                                                                    -----------
           SERVICES - EMPLOYMENT AGENCIES--0.1%
   1,800   Personnel Group of America, Inc.* .....................       15,075
                                                                    -----------
           STEEL--2.0%
     600   AK Steel Holding Corp.* ...............................       12,600
   1,400   Carpenter Technology Corp. ............................       32,025
  15,300   National Steel Corp., Class B .........................      124,313
   3,200   Oregon Steel Mills, Inc. ..............................       35,000
   3,000   WHX Corp.* ............................................       26,438
                                                                    -----------
                                                                        230,376
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1999

--------------------------------------------------------------------------------
                                                                        VALUE
 SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
           TELECOMMUNICATIONS EQUIPMENT--1.1%
   4,950   Superior TeleCom Inc. .................................  $   130,247
                                                                    -----------
           TOBACCO--0.7%
   2,800   Universal Corp. .......................................       79,450
                                                                    -----------
           TRANSPORTATION--1.6%
   4,000   Arkansas Best Corp.* ..................................       50,000
   1,900   GATX Corp. ............................................       63,413
   4,500   Yellow Corp.* .........................................       71,438
                                                                    -----------
                                                                        184,851
                                                                    -----------
           TRUCKS - RENTAL SERVICES--0.9%
  10,400   Rollins Truck Leasing Corp. ...........................      107,900
                                                                    -----------
           UTILITIES--2.8%
   8,300   Public Service Co. of New Mexico ......................      156,144
   6,400   RGS Energy Group Inc. .................................      165,600
                                                                    -----------
                                                                        321,744
                                                                    -----------
           Total Common Stocks
             (Cost $11,276,762) ..................................   11,010,062
                                                                    -----------

--------------------------------------------------------------------------------
  PRINCIPAL                                                            VALUE
AMOUNT (000'S)                                                        (NOTE 1)
--------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT--4.2%
           REPURCHASE AGREEMENT--4.2%
           Bear, Stearns & Co. Inc.
             (Agreement dated 8/31/99 to be
             repurchased at $479,917)
             5.430%, 09/01/99
    $480     (Cost $479,844) (Note 6) ............................  $   479,844
                                                                    -----------
           Total Investments -- 99.9%
             (Cost $11,756,606) ..................................   11,489,906
                                                                    -----------
           Other Assets in Excess
             of Liabilitie -- 0.1% ...............................        8,384
                                                                    -----------
           Net Assets -- 100.0% ..................................  $11,498,290
                                                                    ===========

----------
  *Non-income producing.
 **Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 1999

                                                         MICRO CAP     GROWTH     GROWTH & VALUE  LARGER CAP VALUE  SMALL CAP VALUE
                                                            FUND         FUND           FUND             FUND              FUND
                                                         ----------- ------------ --------------  ----------------  ---------------
ASSETS
   Investments, at value (cost - $73,783,313,
      $58,045,039, $49,900,137, $8,730,643,
      $11,756,606, respectively) .....................   $77,026,777  $62,200,195   $49,611,414       $8,388,954       $11,489,906
   Cash collateral received for securities loaned
      (Note 5) .......................................     1,023,711      736,876       426,537           23,126            93,600
   Receivable for investments sold ...................     3,142,372    1,303,880     1,116,472          184,009           227,359
   Dividends and interest receivable .................        37,673       21,368        49,890           12,235            20,315
   Receivable for Fund shares sold ...................         3,982           --         8,761               --            39,740
   Receivable from investment adviser ................            --           --            --            4,329               574
   Prepaid expenses ..................................        18,232       12,638        36,364               --                --
                                                         -----------  -----------   -----------       ----------       -----------
      Total assets ...................................    81,252,747   64,274,957    51,249,438        8,612,653        11,871,494
                                                         -----------  -----------   -----------       ----------       -----------
LIABILITIES
   Payable upon return of securities loaned (Note 5) .     1,023,711      736,876       426,537           23,126            93,600
   Payable for investments purchased .................     3,686,103      826,869     1,505,126          233,043           259,142
   Payable for Fund shares redeemed ..................       104,535      244,421       126,378           53,605                --
   Accrued expenses and other liabilities ............        89,573       90,968        35,616           46,888            20,462
                                                         -----------  -----------   -----------       ----------       -----------
      Total liabilities ..............................     4,903,922    1,899,134     2,093,657          356,662           373,204
                                                         -----------  -----------   -----------       ----------       -----------
NET ASSETS
   Capital stock, $0.001 par value ...................         4,235        4,190         2,911              622               894
   Additional paid-in capital ........................    55,231,263   57,421,160    44,965,444        8,806,279        10,615,954
   Undistributed net investment income ...............            --           --        82,539           88,088            87,010
   Accumulated undistributed net realized gain/(loss)
      from investments and futures transactions,
      if any .........................................    17,869,863      795,317     4,393,610         (297,309)        1,061,132
   Net unrealized appreciation/(depreciation) on
      investments and futures transactions, if any ...     3,243,464    4,155,156      (288,723)        (341,689)         (266,700)
                                                         -----------  -----------   -----------       ----------       -----------
   Net assets applicable to shares outstanding .......   $76,348,825  $62,375,823   $49,155,781       $8,255,991       $11,498,290
                                                         ===========  ===========   ===========       ==========       ===========
Shares outstanding ...................................     4,235,134    4,190,064     2,910,851          622,361           894,247
                                                         -----------  -----------   -----------       ----------       -----------
Net asset value, offering and redemption
   price per share ...................................        $18.03       $14.89        $16.89           $13.27            $12.86
                                                              ======       ======        ======           ======            ======

The accompanying notes are an integral part of the financial statements.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                             STATEMENT OF OPERATIONS
                    FOR THE FISCAL YEAR ENDED AUGUST 31, 1999

                                                    MICRO CAP         GROWTH     GROWTH & VALUE  LARGER CAP VALUE  SMALL CAP VALUE
                                                      FUND             FUND           FUND             FUND              FUND*
                                                   -----------     -----------   --------------  ----------------  ---------------
INVESTMENT INCOME
   Dividends ....................................  $   191,246**   $   252,552**  $ 1,011,182       $  380,232       $  135,420**
   Interest .....................................      299,119         132,230        116,413           22,417           25,144
   Securities lending ...........................       54,124          38,739         27,945            2,920            1,939
                                                   -----------     -----------    -----------       ----------       ----------
                                                       544,489         423,521      1,155,540          405,569          162,503
                                                   -----------     -----------    -----------       ----------       ----------
EXPENSES
   Advisory fees ................................      756,094         573,423        660,704          150,844           55,690
   Co-Administration fees .......................      176,422         133,818        156,173           85,055           60,024
   Administrative services fees .................      151,219         114,685        132,141           30,169           11,324
   Transfer agent fees and expenses .............       77,308          72,327        118,436           42,685           32,074
   Printing .....................................       28,492          25,718         32,552            4,965            4,672
   Custodian fees and expenses ..................       30,244          22,937         26,428            6,146            2,265
   Audit and legal fees .........................       29,933          28,815         28,518           16,558            7,704
   Federal and state registration fees ..........       11,795          10,841          3,732           17,268           17,220
   Other ........................................       13,559          10,957          8,624            7,431            4,800
                                                   -----------     -----------    -----------       ----------       ----------
      Total expenses before waivers and
         reimbursements .........................    1,275,066         993,521      1,167,308          361,121          195,773
      Less: waivers and reimbursements ..........     (266,942)       (228,958)      (286,369)        (159,995)        (120,280)
                                                   -----------     -----------    -----------       ----------       ----------
      Total expenses after waivers and
         reimbursements .........................    1,008,124         764,563        880,939          201,126           75,493
                                                   -----------     -----------    -----------       ----------       ----------
   Net investment income/(loss) .................     (463,635)       (341,042)       274,601          204,443           87,010
                                                   -----------     -----------    -----------       ----------       ----------
NETREALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FUTURES TRANSACTIONS:
   Net realized gain/(loss) from:
      Investments ...............................   17,921,124       3,454,997      4,760,317         (167,333)       1,061,132
      Futures transactions ......................      308,024              --             --               --               --
   Net change in unrealized depreciation
      on Investments ............................   26,593,111      28,829,220     29,753,292        5,969,183         (266,700)
                                                   -----------     -----------    -----------       ----------       ----------
   Net realized and unrealized gain on
      investments and futures transactions ......   44,822,259      32,284,217     34,513,609        5,801,850          794,432
                                                   -----------     -----------    -----------       ----------       ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................  $44,358,624     $31,943,175    $34,788,210       $6,006,293       $  881,442
                                                   ===========     ===========    ===========       ==========       ==========

-----------
   * Commenced operations on November 30, 1998.
  ** Net of foreign withholding taxes of $1,008, $100 and $228, respectively.

The accompanying notes are an integral part of the financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      MICRO CAP
                                                                                                        FUND
                                                                                          ---------------------------------
                                                                                              FOR THE           FOR THE
                                                                                              FISCAL            FISCAL
                                                                                            YEAR ENDED        YEAR ENDED
                                                                                          AUGUST 31, 1999   AUGUST 31, 1998
                                                                                          ---------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income/(loss) ......................................................     $   (463,635)     $   (572,389)
   Net realized gain/(loss) from investments and futures transactions, if any ........       18,229,148        19,400,519
   Net change in unrealized appreciation/(depreciation) on investments and
      futures transactions, if any ...................................................       26,593,111       (44,713,083)
                                                                                           ------------      ------------
   Net increase/(decrease) in net assets resulting from operations ...................       44,358,624       (25,884,953)
                                                                                           ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .............................................................               --                --
   Net realized capital gains ........................................................       (7,942,123)      (19,435,152)
                                                                                           ------------      ------------
   Total dividends and distributions to shareholders .................................       (7,942,123)      (19,435,152)
                                                                                           ------------      ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ...............................................      (59,334,109)        2,467,039
                                                                                           ------------      ------------
   Total increase/(decrease) in net assets ...........................................      (22,917,608)      (42,853,066)

NET ASSETS
   Beginning of period ...............................................................       99,266,433       142,119,499
                                                                                           ------------      ------------
   End of period .....................................................................     $ 76,348,825      $ 99,266,433
                                                                                           ============      ============

                                                                                                       GROWTH
                                                                                                        FUND
                                                                                          ---------------------------------
                                                                                              FOR THE           FOR THE
                                                                                              FISCAL            FISCAL
                                                                                            YEAR ENDED        YEAR ENDED
                                                                                          AUGUST 31, 1999   AUGUST 31, 1998
                                                                                          ---------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income/(loss) ......................................................     $   (341,042)     $   (605,792)
   Net realized gain/(loss) from investments and futures transactions, if any ........        3,454,997         7,631,010
   Net change in unrealized appreciation/(depreciation) on investments and
      futures transactions, if any ...................................................       28,829,220       (39,943,640)
                                                                                           ------------      ------------
   Net increase/(decrease) in net assets resulting from operations ...................       31,943,175       (32,918,422)
                                                                                           ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .............................................................               --                --
   Net realized capital gains ........................................................          (39,086)      (19,099,345)
                                                                                           ------------      ------------
   Total dividends and distributions to shareholders .................................          (39,086)      (19,099,345)
                                                                                           ------------      ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ...............................................      (47,367,810)       12,133,413
                                                                                           ------------      ------------
   Total increase/(decrease) in net assets ...........................................      (15,463,721)      (39,884,354)

NET ASSETS
   Beginning of period ...............................................................       77,839,544       117,723,898
                                                                                           ------------      ------------
   End of period .....................................................................     $ 62,375,823      $ 77,839,544
                                                                                           ============      ============

                                                                                                   GROWTH & VALUE
                                                                                                        FUND
                                                                                          ---------------------------------
                                                                                              FOR THE           FOR THE
                                                                                              FISCAL            FISCAL
                                                                                            YEAR ENDED        YEAR ENDED
                                                                                          AUGUST 31, 1999   AUGUST 31, 1998
                                                                                          ---------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income/(loss) ......................................................     $    274,601       $    389,134
   Net realized gain/(loss) from investments and futures transactions, if any ........        4,760,317         15,859,151
   Net change in unrealized appreciation/(depreciation) on investments and
      futures transactions, if any ...................................................       29,753,292        (33,971,552)
                                                                                           ------------       ------------
   Net increase/(decrease) in net assets resulting from operations ...................       34,788,210        (17,723,267)
                                                                                           ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .............................................................         (497,210)          (237,074)
   Net realized capital gains ........................................................      (10,970,699)       (10,728,727)
                                                                                           ------------       ------------
   Total dividends and distributions to shareholders .................................      (11,467,909)       (10,965,801)
                                                                                           ------------       ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ...............................................      (84,340,716)        86,374,444
                                                                                           ------------       ------------
   Total increase/(decrease) in net assets ...........................................      (61,020,415)        57,685,376

NET ASSETS
   Beginning of period ...............................................................      110,176,196         52,490,820
                                                                                           ------------       ------------
   End of period .....................................................................     $ 49,155,781(a)    $110,176,196(b)
                                                                                           ============       ============

                                                                                   LARGER CAP VALUE             SMALL CAP VALUE
                                                                                         FUND                        FUND
                                                                          ----------------------------------   ------------------
                                                                              FOR THE       FOR THE PERIOD       FOR THE PERIOD
                                                                              FISCAL       DECEMBER 9, 1997*   NOVEMBER 30, 1998*
                                                                            YEAR ENDED          THROUGH              THROUGH
                                                                          AUGUST 31, 1999   AUGUST 31, 1998      AUGUST 31, 1999
                                                                          ---------------   ----------------   ------------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income/(loss) .........................................   $    204,443       $   137,375         $    87,010
   Net realized gain/(loss) from investments and futures
      transactions, if any ..............................................       (167,333)          412,725           1,061,132
   Net change in unrealized appreciation/(depreciation) on
      investments and futures transactions, if any ......................      5,969,183        (6,310,872)           (266,700)
                                                                            ------------       -----------         -----------
   Net increase/(decrease) in net assets resulting from operations ......      6,006,293        (5,760,772)            881,442
                                                                            ------------       -----------         -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ................................................       (253,730)               --                  --
   Net realized capital gains ...........................................       (542,701)               --                  --
                                                                            ------------       -----------         -----------
   Total dividends and distributions to shareholders ....................       (796,431)               --                  --
                                                                            ------------       -----------         -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ..................................    (22,210,422)       31,017,323          10,616,848
                                                                            ------------       -----------         -----------
   Total increase/(decrease) in net assets ..............................    (17,000,560)       25,256,551          11,498,290

NET ASSETS
   Beginning of period ..................................................     25,256,551                --                  --
                                                                            ------------       -----------         -----------
   End of period ........................................................   $  8,255,991(c)    $25,256,551(d)      $11,498,290(e)
                                                                            ============       ===========         ===========

----------
  * Commencement of operations.
(a) Includes undistributed net investment income of $82,539.
(b) Includes undistributed net investment income of $305,148.
(c) Includes undistributed net investment income of $88,088.
(d) Includes undistributed net investment income of $137,375.
(e) Includes undistributed net investment income of $87,010.

The accompanying notes are an integral part of the financial statements.

                                     44 & 45

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                           MICRO CAP FUND
                                                               -------------------------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                                                FOR THE FISCAL   FOR THE FISCAL    FOR THE FISCAL    JUNE 3, 1996*
                                                                  YEAR ENDED       YEAR ENDED        YEAR ENDED        THROUGH
                                                                AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996
                                                               ----------------  ---------------  ---------------  ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........................    $  12.52          $ 18.47          $  11.67          $ 12.00
                                                                   --------          -------          --------          -------
Net investment income/(loss) ..................................       (0.18)           (0.07)            (0.01)            0.01
Net realized and unrealized gain/(loss) on investments and
   futures transactions, if any ...............................        6.72            (3.23)             6.82            (0.34)
                                                                   --------          -------          --------          -------
Net increase/(decrease) in net assets resulting from
   operations .................................................        6.54            (3.30)             6.81            (0.33)
                                                                   --------          -------          --------          -------
Dividends and distributions to shareholders from:
Net investment income .........................................          --               --             (0.01)              --
Net realized capital gains ....................................       (1.03)           (2.65)               --               --
                                                                   --------          -------          --------          -------
Total dividends and distributions to shareholders .............       (1.03)           (2.65)            (0.01)              --
                                                                   --------          -------          --------          -------
Net asset value, end of period ................................    $  18.03          $ 12.52          $  18.47          $ 11.67
                                                                   ========          =======          ========          =======
Total investment return(2) ....................................       56.09%          (20.74)%           58.41%           (2.75)%
                                                                   ========          =======          ========          =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....................    $ 76,349          $99,266          $142,119          $14,100
Ratio of expenses to average net assets(1) ....................        1.00%            1.00%             1.00%            1.00%(3)
Ratio of expenses to average net assets without waivers and
   expense reimbursements .....................................        1.26%            1.23%             1.45%            3.45%(3)
Ratio of net investment income/(loss) to average
   net assets(1) ..............................................      (0.46)%          (0.41)%            (0.06)%           0.73%(3)
Portfolio turnover rate .......................................      316.02%          408.70%           233.49%           42.92%


                                                                                               GROWTH FUND
                                                              ---------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                              FOR THE FISCAL    FOR THE FISCAL    FOR THE FISCAL     JUNE 3, 1996*
                                                                 YEAR ENDED        YEAR ENDED       YEAR ENDED          THROUGH
                                                              AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997   AUGUST 31, 1996
                                                              ---------------   ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .........................    $  9.75           $ 16.29           $  11.84          $ 12.00
                                                                  -------           -------           --------          -------
Net investment income/(loss) .................................      (0.18)            (0.07)             (0.04)            0.01
Net realized and unrealized gain/(loss) on investments and
   futures transactions, if any ..............................       5.33             (3.98)              4.50            (0.17)
                                                                  -------           -------           --------          -------
Net increase/(decrease) in net assets resulting from
   operations ................................................       5.15             (4.05)              4.46            (0.16)
                                                                  -------           -------           --------          -------
Dividends and distributions to shareholders from:
Net investment income ........................................         --                --              (0.01)              --
Net realized capital gains ...................................      (0.01)            (2.49)                --               --
                                                                  -------           -------           --------          -------
Total dividends and distributions to shareholders ............      (0.01)            (2.49)             (0.01)              --
                                                                  -------           -------           --------          -------
Net asset value, end of period ...............................    $ 14.89           $  9.75            $ 16.29          $ 11.84
                                                                  =======           =======           ========          =======
Total investment return(2) ...................................      52.80%           (29.03)%            37.69%           (1.33)%
                                                                  =======           =======           ========          =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ....................    $62,376           $77,840           $117,724          $26,756
Ratio of expenses to average net assets(1) ...................       1.00%             1.00%              1.00%            1.00%(3)
Ratio of expenses to average net assets without waivers and
   expense reimbursements ....................................       1.30%             1.24%              1.40%            2.62%(3)
Ratio of net investment income/(loss) to average
   net assets(1) .............................................      (0.45)%           (0.50)%            (0.38)%           0.71%(3)
Portfolio turnover rate ......................................     309.60%           338.40%            266.25%           19.21%

----------
*   Commencement of operations.
(1) Reflects waivers and reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(3) Annualized.

The accompanying notes are an integral part of the financial statements.

                                     46 & 47

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                        FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                           GROWTH & VALUE FUND
                                                                  ------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                                  FOR THE FISCAL    FOR THE FISCAL   FOR THE FISCAL   JUNE 3, 1996*
                                                                    YEAR ENDED        YEAR ENDED       YEAR ENDED       THROUGH
                                                                  AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996
                                                                  ---------------  ---------------  ---------------  ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .............................    $ 13.30         $  17.16           $ 11.56         $12.00
                                                                      -------         --------           -------         ------
Net investment income ............................................       0.05             0.05              0.08           0.03
Net realized and unrealized gain/(loss) on investments and
   futures transactions, if any ..................................       4.97            (1.24)             5.58          (0.47)
                                                                      -------         --------           -------         ------
Net increase/(decrease) in net assets resulting from operations ..       5.02            (1.19)             5.66          (0.44)
                                                                      -------         --------           -------         ------
Dividends and distributions to shareholders from:
Net investment income ............................................      (0.06)           (0.06)            (0.06)            --
Net realized capital gains .......................................      (1.37)           (2.61)               --             --
                                                                      -------         --------           -------         ------
Total dividends and distributions to shareholders ................      (1.43)           (2.67)            (0.06)            --
                                                                      -------         --------           -------         ------
Net asset value, end of period ...................................    $ 16.89         $  13.30           $ 17.16         $11.56
                                                                      =======         ========           =======         ======
Total investment return(2) .......................................      41.61%           (8.97)%           49.11%         (3.67)%
                                                                      =======         ========           =======         ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ........................    $49,156         $110,176           $52,491         $3,813
Ratio of expenses to average net assets(1) .......................       1.00%            1.00%             1.00%          1.00%(3)
Ratio of expenses to average net assets without waivers and
   expense reimbursements ........................................       1.33%            1.26%             1.81%          8.98%(3)
Ratio of net investment income to average net assets(1) ..........       0.31%            0.36%             0.79%          1.89%(3)
Portfolio turnover rate ..........................................     384.71%          341.73%           263.83%          5.25%


                                                                         LARGER CAP VALUE FUND         SMALL CAP VALUE FUND
                                                                  ----------------------------------   --------------------
                                                                                     FOR THE PERIOD       FOR THE PERIOD
                                                                   FOR THE FISCAL   DECEMBER 9, 1997*   NOVEMBER 30, 1998*
                                                                     YEAR ENDED          THROUGH              THROUGH
                                                                  AUGUST 31, 1999   AUGUST 31, 1998      AUGUST 31, 1999
                                                                  ---------------   -----------------  --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .............................    $ 10.84             $ 12.00              $ 12.00
                                                                      -------             -------              -------
Net investment income ............................................       0.19                0.06                 0.10
Net realized and unrealized gain/(loss) on investments and
   futures transactions, if any ..................................       2.58               (1.22)                0.76
                                                                      -------             -------              -------
Net increase/(decrease) in net assets resulting from operations ..       2.77               (1.16)                0.86
                                                                      -------             -------              -------
Dividends and distributions to shareholders from:
Net investment income ............................................      (0.11)                 --                   --
Net realized capital gains .......................................      (0.23)                 --                   --
                                                                      -------             -------              -------
Total dividends and distributions to shareholders ................      (0.34)                 --                   --
                                                                      -------             -------              -------
Net asset value, end of period ...................................    $ 13.27             $ 10.84              $ 12.86
                                                                      =======             =======              =======
Total investment return(2) .......................................      26.01%              (9.67)%               7.17%
                                                                      =======             =======              =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ........................    $ 8,256             $25,257              $11,498
Ratio of expenses to average net assets(1) .......................       1.00%               1.00%(3)             1.00%(3)
Ratio of expenses to average net assets without waivers and
   expense reimbursements ........................................       1.80%               2.20%(3)             2.59%(3)
Ratio of net investment income to average net assets(1) ..........       1.02%               1.26%(3)             1.15%(3)
Portfolio turnover rate ..........................................     304.89%             166.81%              212.55%

----------
*   Commencement of operations.
(1) Reflects waivers and reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(3) Annualized.

The accompanying notes are an integral part of the financial statements.

                                     48 & 49

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has sixteen investment portfolios, including the N/I NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of five diversified portfolios: N/I NUMERIC INVESTORS Micro Cap Fund ("Micro Cap Fund"), N/I NUMERIC INVESTORS Growth Fund ("Growth Fund"), N/I NUMERIC INVESTORS Growth & Value Fund ("Growth & Value Fund") and N/I NUMERIC INVESTORS Larger Cap Value Fund ("Larger Cap Value Fund"), and N/I NUMERIC INVESTORS Small Cap Value Fund ("Small Cap Value Fund") (each a "Fund", collectively the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
20.03 billion are currently classified into ninety-seven classes. Each class represents an interest in one of sixteen investment portfolios of RBB. The classes have been grouped into fifteen separate "families", nine of which have begun investment operations.

PORTFOLIO VALUATION -- The net asset value of each Fund is calculated as of the close of regular trading on the NYSE on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. The preparation of financial statements requires the use of estimates by management. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of each Fund.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which Numeric Investors L.P.(REGISTRATION MARK) (the Funds' "Adviser" or "Numeric") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

FINANCIAL FUTURES TRANSACTIONS -- Each Fund may invest in financial futures contracts for hedging purposes, including conversion of cash to equity. When entering into a futures contract, each Fund makes a deposit of an initial margin with its custodian in a segregated account in the name of the futures broker. Subsequent payments to or from the broker, called variation margin, are made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable. When the contracts are closed, a gain or loss is realized equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts.

The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of futures by the Funds is subject to Numeric's ability to predict correctly movements in the direction of the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. None of the funds had open futures transactions at August 31, 1999.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the composition of net assets.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

On October 22, 1999, the Funds paid dividends and distributions to shareholders of record on October 14, 1999 from the following sources:

                                                                                          CAPITAL GAINS
                                                                      -----------------------------------------------------
                                         NET INVESTMENT INCOME                SHORT-TERM                   LONG-TERM
                                         ---------------------        ------------------------      -----------------------
FUND                                     PER SHARE     AMOUNT         PER SHARE       AMOUNT        PER SHARE      AMOUNT
--------                                 ---------    --------        ---------    -----------      ---------    ----------
Micro Cap Fund .......................          --          --         $4.0470     $17,071,667      $0.2846      $1,200,543
Growth Fund ..........................          --          --          0.3646       1,484,633           --              --
Growth & Value Fund ..................     $0.0298     $82,617          1.9668       5,452,700           --              --
Larger Cap Value Fund ................      0.1443      87,005              --              --           --              --
Small Cap Value Fund* ................      0.0979      86,933          1.3165       1,169,828           --              --

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and substantially all excise taxes. For U.S. federal income tax purposes, realized capital losses incurred after October 31, 1998, within the fiscal year ("post-October losses"), are deemed to arise on the first day of the following fiscal year. The Funds did not incur any post-October losses except for the Growth and the Growth & Value Funds, which incurred and elected to defer such losses of $401,297 and $435,208, respectively. At August 31, 1999 the Larger Cap Value Fund had a capital loss carryforward of $14,809 which expires in 2007.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. For its advisory services, Numeric is entitled to receive 0.75% of each Fund's average daily net assets, accrued daily and paid monthly.

The Adviser has voluntarily agreed to limit each Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 1.00% of each Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the fiscal year ended August 31, 1999 (unless otherwise indicated), investment advisory fees, waivers and reimbursements of expenses were as follows:

                                                 GROSS                           NET            EXPENSE
FUND                                         ADVISORY FEES     WAIVERS      ADVISORY FEES    REIMBURSEMENT
----                                         -------------    ---------     -------------    -------------
Micro Cap Fund .......................         $756,094       $(125,805)       $630,289              --
Growth Fund ..........................          573,423        (121,919)        451,504              --
Growth & Value Fund ..................          660,704        (171,847)        488,857              --
Larger Cap Value Fund ................          150,844         (73,497)         77,347         $ 6,861
Small Cap Value Fund* ................           55,690         (54,759)            931          14,836

-----------
*Commenced operations on November 30, 1998.

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts which Numeric has assumed.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, National Association, and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For the fiscal year ended August 31, 1999 (unless otherwise indicated), PFPC, at its discretion, voluntarily agreed to waive a portion of its co-administration fees for each Fund. During such period, PFPC's co-administration fees and related waivers were as follows:

                                                                   PFPC GROSS            PFPC              PFPC NET
FUND                                                         CO-ADMINISTRATION FEES     WAIVERS     CO-ADMINISTRATION FEES
----                                                         --------------------       --------    ----------------------
Micro Cap Fund ..........................................          $126,016             $(10,081)          $115,935
Growth Fund .............................................            95,590               (7,646)            87,944
Growth & Value Fund .....................................           112,126               (8,809)           103,317
Larger Cap Value Fund ...................................            74,999              (37,501)            37,498
Small Cap Value Fund* ...................................            56,249              (28,126)            28,123

-----------
* Commenced operations on November 30, 1998.

In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for Larger Cap Value Fund and Small Cap Value Fund. For the fiscal year ended August 31, 1999 (unless otherwise indicated), transfer agency fees and waivers were as follows:

                                                                  GROSS                                  NET
                                                             TRANSFER AGENCY                       TRANSFER AGENCY
FUND                                                              FEES             WAIVERS              FEES
----                                                         ---------------       --------        --------------
Micro Cap Fund ..........................................      $ 77,308                  --           $ 77,308
Growth Fund .............................................        72,327                  --             72,327
Growth & Value Fund .....................................       118,436                  --            118,436
Larger Cap Value Fund ...................................        42,685            $(18,001)            24,684
Small Cap Value Fund* ...................................        32,074             (13,500)            18,574

-----------
* Commenced operations on November 30, 1998.

Provident Distributors, Inc. ("PDI") provides certain administrative services to each Fund. As compensation for such administrative services, PDI is entitled to receive a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the fiscal year ended August 31, 1999 (unless otherwise indicated), PDI has, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for each Fund. For the fiscal year ended August 31, 1999 (unless otherwise indicated), administrative services fees and waivers were as follows:

                                                                      GROSS
                                                                 ADMINISTRATIVE                      NET ADMINISTRATIVE
FUND                                                              SERVICES FEES         WAIVERS        SERVICES FEES
----                                                             --------------        ---------     ------------------
Micro Cap Fund ...............................................      $151,219           $(131,056)          $20,163
Growth Fund ..................................................       114,685             (99,393)           15,292
Growth & Value Fund ..........................................       132,141            (105,713)           26,428
Larger Cap Value Fund ........................................        30,169             (24,135)            6,034
Small Cap Value Fund * .......................................        11,324              (9,059)            2,265

-----------
* Commenced operations on November 30, 1998.

These fees are computed daily and paid monthly.

3. INVESTMENT IN SECURITIES

For U.S. federal income tax purposes, the costs of securities owned at August 31, 1999 were $74,185,456, $58,333,024, $50,523,929, $9,012,037 and $11,865,285
for Micro Cap Fund, Growth Fund, Growth & Value Fund, Larger Cap Value Fund and Small Cap Value Fund, respectively. Accordingly, the net unrealized appreciation/(depreciation) of investments were as follows:

                                                                      GROSS              GROSS        NET APPRECIATION/
FUND                                                              APPRECIATION       DEPRECIATION      (DEPRECIATION)
----                                                              ------------       ------------     -----------------
Micro Cap Fund ...............................................      $7,680,375       $(4,839,054)         $2,841,321
Growth Fund ..................................................       7,709,658        (3,842,489)          3,867,169
Growth & Value Fund ..........................................       2,927,003        (3,839,518)           (912,515)
Larger Cap Value Fund ........................................         175,939          (799,022)           (623,083)
Small Cap Value Fund .........................................         338,369          (713,748)           (375,379)

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the fiscal year ended August 31, 1999 (unless otherwise indicated), aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                            PURCHASES              SALES
----                                          ------------         ------------
Micro Cap Fund ............................   $296,272,770         $355,363,898
Growth Fund ...............................    227,614,506          272,612,890
Growth & Value Fund .......................    296,300,949          388,419,889
Larger Cap Value Fund .....................     57,188,404           78,946,468
Small Cap Value Fund* .....................     32,027,390           21,811,953
-----------
* Commenced operations on November 30, 1998.

4. CAPITAL SHARE TRANSACTIONS

As of August 31, 1999 each Fund has 50,000,000 shares of $0.001 par value common stock authorized.

Transactions in capital shares for the respective periods were as follows:

                                               MICRO CAP FUND
                           -----------------------------------------------------
                                    FOR THE                    FOR THE
                               FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                AUGUST 31, 1999            AUGUST 31, 1998
                           -------------------------   ------------------------
                             SHARES        AMOUNT        SHARES       AMOUNT
                           ----------   ------------   ----------  ------------
Sales ....................    381,712   $  6,008,613    1,392,858  $ 25,611,592
Repurchases .............. (4,714,604)   (73,124,102)  (2,358,739)  (41,957,147)
Reinvestments ............    636,739      7,781,380    1,202,851    18,812,594
                           ----------   ------------   ----------  ------------
Net increase/(decrease) .. (3,696,153)  $(59,334,109)     236,970  $  2,467,039
                           ==========   ============   ==========  ============

                                                  GROWTH FUND
                           -----------------------------------------------------
                                    FOR THE                    FOR THE
                               FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                AUGUST 31, 1999            AUGUST 31, 1998
                           -------------------------   ------------------------
                             SHARES        AMOUNT        SHARES       AMOUNT
                           ----------   ------------   ----------  ------------
Sales ....................    779,158   $  9,139,659    1,479,501  $ 22,184,785
Repurchases .............. (4,573,587)   (56,544,582)  (2,118,359)  (28,742,059)
Reinvestments ............      3,862         37,113    1,392,749    18,690,687
                           ----------   ------------   ----------  ------------
Net increase/(decrease) .. (3,790,567)  $(47,367,810)     753,891  $ 12,133,413
                           ==========   ============   ==========  ============

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                              GROWTH & VALUE FUND
                           -----------------------------------------------------
                                    FOR THE                    FOR THE
                               FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                AUGUST 31, 1999            AUGUST 31, 1998
                           -------------------------   ------------------------
                             SHARES        AMOUNT        SHARES       AMOUNT
                           ----------   ------------   ----------  ------------
Sales ....................    927,772   $ 13,811,036    6,593,529  $109,780,075
Repurchases .............. (7,201,736)  (109,304,768)  (2,051,495)  (33,888,666)
Reinvestments ............    897,920     11,153,016      685,614    10,483,035
                           ----------   ------------   ----------  ------------
Net increase/(decrease) .. (5,376,044)  $(84,340,716)   5,227,648  $ 86,374,444
                           ==========   ============   ==========  ============

                                             LARGER CAP VALUE FUND
                           -----------------------------------------------------
                                    FOR THE                  FOR THE PERIOD
                               FISCAL YEAR ENDED       DECEMBER 9, 1997* THROUGH
                                AUGUST 31, 1999            AUGUST 31, 1998
                           -------------------------   ------------------------
                             SHARES        AMOUNT        SHARES       AMOUNT
                           ----------   ------------   ----------  ------------
Sales ....................    247,019    $ 3,045,277    2,499,708   $33,270,205
Repurchases .............. (2,023,238)   (26,042,313)    (169,292)   (2,252,882)
Reinvestments ............     68,164        786,614           --            --
                           ----------   ------------    ---------   -----------
Net increase/(decrease) .. (1,708,055)  $(22,210,422)   2,330,416   $31,017,323
                           ==========   ============    =========   ===========
-----------
* Commencement of operations.

                              SMALL CAP VALUE FUND
                           --------------------------
                                 FOR THE PERIOD
                           NOVEMBER 30, 1998* THROUGH
                                 AUGUST 31, 1999
                           --------------------------
                             SHARES        AMOUNT
                           ---------      -----------
Sales .................... 1,000,505      $11,856,127
Repurchases ..............  (106,258)      (1,239,279)
                           ---------      -----------
Net increase .............   894,247      $10,616,848
                           =========      ===========
-----------
* Commencement of operations.

On August 31, 1999 three shareholders held approximately 32% of the outstanding shares of the Micro Cap Fund, four shareholders held approximately 61% of the outstanding shares of the Growth Fund, two shareholders held approximately 19% of the outstanding shares of the Larger Cap Fund, and two shareholders held approximately 81% of the outstanding shares of the Small Cap Value Fund.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankrupt by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the related value of cash and securities collateral received at August 31, 1999, was as follows:

                                            MARKET
                                      VALUE OF SECURITIES        MARKET
FUND                                        ON LOAN        VALUE OF COLLATERAL
----                                  -------------------  -------------------
Micro Cap Fund ....................      $17,622,784          $17,980,888
Growth Fund .......................        9,319,987            9,509,636
Growth & Value Fund ...............        2,303,874            2,355,098
Larger Cap Value Fund .............          263,354              271,031
Small Cap Value Fund ..............        1,175,578            1,199,256

The cash collateral was invested into overnight repurchase agreements with Bear, Stearns & Co. Inc. which, was in turn was fully collateralized by various U.S. Treasury Bills.

6. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at August 31, 1999:

                                                  MICRO CAP FUND
                                   ------------------------------------------
                                   PRINCIPAL
                                    AMOUNT                       TOTAL MARKET
ISSUER                              (000'S)       MATURITY           VALUE
------                             ---------      --------       ------------
United States Treasury Bill         $3,335        11/18/99         $3,300,316
United States Treasury Bill            965        11/04/99            956,913
                                                                   ----------
         Total                                                     $4,257,229
                                                                   ==========

                                                    GROWTH FUND
                                   ------------------------------------------
                                   PRINCIPAL
                                    AMOUNT                       TOTAL MARKET
ISSUER                              (000'S)       MATURITY           VALUE
------                             ---------      --------       ------------
United States Treasury Bill         $  270        11/04/99        $  267,737
                                                                  ==========

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

                                                 GROWTH & VALUE FUND
                                   ------------------------------------------
                                   PRINCIPAL
                                    AMOUNT                       TOTAL MARKET
ISSUER                              (000'S)       MATURITY           VALUE
------                             ---------      --------       ------------
United States Treasury Bill ....     $1,415       11/04/99        $1,403,142
                                                                  ==========

                                                         LARGER CAP VALUE FUND
                                   ------------------------------------------
                                   PRINCIPAL
                                    AMOUNT                       TOTAL MARKET
ISSUER                              (000'S)       MATURITY           VALUE
------                             ---------      --------       ------------
United States Treasury Bill ....      $305        11/04/99        $  302,444
                                                                  ==========

                                                         SMALL CAP VALUE FUND
                                   ------------------------------------------
                                   PRINCIPAL
                                    AMOUNT                       TOTAL MARKET
ISSUER                              (000'S)       MATURITY           VALUE
------                             ---------      --------       ------------
United States Treasury Bill ....      $495        11/04/99        $  490,852
                                                                  ==========

7. RECLASSIFICATIONS OF CAPITAL ACCOUNTS

In  accordance   with  accounting   pronouncements,   the  Funds  have  recorded
reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of August 31, 1999, the following Funds recorded reclassifications that increase/(decrease) the accounts listed below:

                                                                  ACCUMULATED
                                           NET INVESTMENT          REALIZED
FUND                                            LOSS                 GAIN
----                                       --------------         -----------
Micro Cap Fund ......................         $463,635             $(463,635)
Growth Fund .........................          341,042              (341,042)

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND, INC.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of N/I NUMERIC INVESTORS Micro Cap Fund, N/I NUMERIC INVESTORS Growth Fund, N/I NUMERIC INVESTORS Growth & Value Fund, N/I NUMERIC INVESTORS Larger Cap Value Fund and N/I NUMERIC INVESTORS Small Cap Value Fund, separately managed portfolios of The RBB Fund, Inc. (the "Fund"), at August 31, 1999, the results of their operations for the year (or period) then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 15, 1999

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                              LARGER CAP VALUE FUND
                              SMALL CAP VALUE FUND

                   SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year (August 31, 1999) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 1999, the following dividends and distributions per share were paid by each of the Funds:

                                             ORDINARY INCOME (39.6%)
                                           ---------------------------
                                           NET INVESTMENT   SHORT-TERM
FUND                                           INCOME          GAINS
----                                       --------------   ----------
n/i Micro Cap Fund ...................             --          $1.025
n/i Growth Fund ......................             --           0.005
n/i Growth & Value ...................         $0.062           1.368
n/i Larger Cap Value .................          0.108           0.231
n/i Small Cap Value ..................             --              --

The percentage of total ordinary income dividends from the Micro Cap, Growth, Growth & Value, and Larger Cap Value Funds qualifying for the corporate dividends received deduction is 1.61%, 100%, 7.61%, and 43.65%, respectively.

These amounts were reported to shareholders as income in 1998. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1999. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2000.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g. IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g. corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com

      INVESTMENT ADVISER
           Numeric Investors L.P.(REGISTRATION MARK)
           One Memorial Drive
           Cambridge, MA 02142

      CO-ADMINISTRATORS
           Bear Stearns Funds Management Inc.
           575 Lexington Avenue
           New York, NY 10022

           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      DISTRIBUTOR
           Provident Distributors, Inc.
           Four Falls Corporate Center, 6th Floor
           West Conshohocken, PA 19428

      CUSTODIAN
           Custodial Trust Company
           101 Carnegie Center
           Princeton, NJ 05840

      TRANSFER AGENT
           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP
           2400 Eleven Penn Center
           Philadelphia, PA 19103

      COUNSEL
           Drinker Biddle & Reath LLP
           One Logan Square
           18th and Cherry Streets
           Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The total investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

                              N/I NUMERIC INVESTORS
                             FAMILY OF FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com